As filed with the Securities and Exchange Commission on August 16, 2002


                         File Nos. 33-53690 and 811-7310

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-LA

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 36

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 34


                                    ARK FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                             Cheryl O. Tumlin, Esq.
                       Forum Administrative Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                              Alan C. Porter, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                    2nd Floor
                           Washington, D C 20036-1800

--------------------------------------------------------------------------------

It is proposed that this filing become effective:

[ ]     immediately upon filing pursuant to Rule 485, paragraph (b)
[ ]     on ________________ pursuant to Rule 485, paragraph (b)
[ ]     60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ]     on ________________ pursuant to Rule 485, paragraph (a)(1)
[X]     75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ]     on ________________ pursuant to Rule 485, paragraph (a)(2)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: ARK Funds - Class A Shares of each of the Conservative Strategy Portfolio, Moderate Strategy Portfolio, and Aggressive Strategy Portfolio.

             ARK FUNDS CLEAR-CUT STRATEGIES FOR CONFIDENT INVESTING.


                               STRATEGY PORTFOLIOS
                                     CLASS A

                                   PROSPECTUS
                                NOVEMBER __, 2002

                         CONSERVATIVE STRATEGY PORTFOLIO
                           MODERATE STRATEGY PORTFOLIO
                          AGGRESSIVE STRATEGY PORTFOLIO

                   MANAGED BY ALLIED INVESTMENT ADVISORS, INC.

  THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           HOW TO READ THIS PROSPECTUS

ARK Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Portfolios). The Portfolios have individual investment goals and strategies. This prospectus gives you important information about the Class A Shares of the ARK Funds Strategy Portfolios that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE INFORMATION ABOUT EACH PORTFOLIO, PLEASE SEE:

Conservative Strategy Portfolio................................................5
Moderate Strategy Portfolio....................................................8
Aggressive Strategy Portfolio.................................................11
Investment Details............................................................14
Additional Information About Principal Risk...................................15
Investment Advisor............................................................20
Purchasing, Selling, and Exchanging Portfolio Shares..........................20
Dividends and Distributions...................................................28
Taxes.........................................................................28
More Information About ARK Funds...............................Inside Back Cover


                               INSIDE BACK COVER

INTRODUCTION - INFORMATION COMMON TO ALL PORTFOLIOS

Each Portfolio is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, typically invests it in securities. The ARK Strategy Portfolios, however, use an asset allocation strategy in which each Strategy Portfolio divides its assets among other ARK Funds Portfolios ("UNDERLYING PORTFOLIOS"), which invest in different types of securities.

Each Strategy Portfolio uses a different asset allocation strategy designed for investors' differing risk profiles or investment time frames. The investment advisor allocates each Portfolio's assets in a way that it believes will help a Portfolio achieve its goal. Still, investing in each Portfolio involves risk, and there is no guarantee that a Portfolio will achieve its goal. Because the Underlying Portfolios in which the Strategy Portfolios invest hold numerous individual securities, each Strategy Portfolio has exposure to a large number of securities and the risks associated with those securities. No matter how good a job the investment advisor does, you could lose money on your investment in a Portfolio, just as you could with other investments.

The value of your investment in a Strategy Portfolio is based on the value of the assets allocated to each Underlying Portfolio, which in turn is determined by the market prices of the securities the Underlying Portfolios hold. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities an Underlying Portfolio owns and the markets in which they trade. The effect on an Underlying Portfolio of a change in the value of a single security will depend on how widely the Underlying Portfolio diversifies its holdings and on the allocation by the Strategy Portfolio.

A Portfolio share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

CONSERVATIVE STRATEGY PORTFOLIO

Class A         Cusip:          Symbol:

PORTFOLIO SUMMARY

INVESTMENT GOAL                 Primarily current income and secondarily long-term
                                capital growth

INVESTMENT FOCUS                Investment-grade fixed income securities

SHARE PRICE VOLATILITY          Low to Medium

PRINCIPAL INVESTMENT STRATEGY   Investing in other ARK Portfolios that invest in U.S.
                                Government and corporate fixed-income securities with
                                varying maturities using a conservative allocation
                                strategy

ASSET ALLOCATION STRATEGY       Target allocation as of November __, 2002 is as follows:
                                [INSERT GRAPHIC PIE CHART]

                                70% Investment-grade fixed income Portfolios
                                20% Domestic equity Portfolios
                                10% Money Market Portfolio

                                The Advisor has the flexibility to adjust the target
                                allocation from time to time.


INVESTOR PROFILE                Investors seeking primarily  current income and
                                secondarily growth of capital who are willing to accept
                                the risks of investing in fixed income securities

PRINCIPAL INVESTMENT STRATEGY

The Conservative Strategy Portfolio seeks current income and, as a secondary objective, long-term capital growth. The Portfolio seeks its investment goal by investing in other ARK Funds Portfolios. The Portfolio uses an asset allocation strategy in which it invests between 60% - 80% in investment-grade fixed income Portfolios, 15% - 35% in domestic equity Portfolios, and 0% - 20% in the Money Market Portfolio.

The Advisor intends to manage the Portfolio according to its target allocation. As of November , 2002, the Portfolio's target allocation was 70% investment-grade fixed income Portfolios, 20% in domestic equity Portfolios and 10% in the Money Market Portfolio. The Advisor may adjust the actual allocation and modify the selection of Underlying Portfolios from time to time, but does not intend to trade actively among the Underlying Portfolios. The amounts invested in Underlying Portfolios may be adjusted depending on the Advisor's assessment of economic and market conditions, or in order to manage risk. The Underlying Portfolios use a variety of  investment  strategies  in  seeking  their  respective  investment objectives.  The  Underlying  Portfolios  invest in a broad range of  securities including U.S. Government and agency bonds, mortgage- and asset-backed securities, corporate bonds, common stocks and money market instruments.

PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

The prices of the Underlying Portfolios' fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Underlying Portfolios' fixed income securities will decrease in value if interest rates rise. The volatility of lower-rated securities is greater than that of higher-rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Underlying Portfolios' securities affects risk. In addition, although the Underlying Money Market Portfolio seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how the securities will respond to changes in interest rates. The Underlying Portfolios may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

The Underlying Portfolios' fixed income securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Since certain Underlying Portfolios may purchase equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Underlying Portfolios' equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

For further risk information regarding the Underlying Portfolios, please refer to "Investment Details" below.

PERFORMANCE INFORMATION

Performance information for the Portfolio will be available after the Portfolio has completed its first full calendar year of operations.

PORTFOLIO FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                     CLASS A SHARES
------------------------------------------------------------------------------------ ----------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                                       4.75%(1)
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                 None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
  Distributions (as a percentage of offering price)                                       None
Redemption Fee (as a percentage of amount redeemed, if applicable)                        None(2)
Exchange Fee                                                                              None

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM STRATEGY PORTFOLIO ASSETS)

                                                                       CLASS A SHARES
--------------------------------------------------------------------- -----------------
         Investment Advisory Fees                                        0.__%
         Distribution and/or Service (12b-1) Fees                           None
         Other Expenses                                                    __%(3)
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                                   __%
INDIRECT UNDERLYING PORTFOLIO EXPENSES                                     __%(4)
TOTAL PORTFOLIO OPERATING AND INDIRECT EXPENSES                             __%
         Fee Waivers and Expense Reimbursements                             __%
TOTAL NET OPERATING EXPENSES                                               __%(5)
---------------------------------------------------------------------------------------

(1) This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
(2)  If redemption proceeds are wired to an account, a $10 fee is applicable.
(3)  Other expenses are based on estimated amounts for the current fiscal year.
(4) Because the Strategy Portfolio invests in the Underlying Portfolios, your investment in a Strategy Portfolio is also indirectly subject to the operating expenses of the Underlying Portfolios. Such expenses typically range from __% to __% for the Institutional Class of the Underlying Portfolios in which the Strategy Portfolio invests.
(5) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses of Class A Shares in order to keep total operating expenses, including fees and expenses borne indirectly by the Portfolio as a shareholder in the Underlying Portfolios, from exceeding 0.__% until December 31, 2003.

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

                                         1 YEAR               3 YEARS
CLASS A SHARES                              $                    $


                               INSIDE BACK COVER

MODERATE STRATEGY PORTFOLIO

Class A         Cusip:          Symbol:

PORTFOLIO SUMMARY

INVESTMENT GOAL                         Long-term total return

INVESTMENT FOCUS                        Common stocks and fixed income securities

SHARE PRICE VOLATILITY                  Medium

PRINCIPAL INVESTMENT STRATEGY           Investing in other ARK Portfolios that invest in stocks
                                        and bonds to generate total return

ASSET ALLOCATION STRATEGY               Target allocation as of November __, 2002 is as follows:
                                        [INSERT GRAPHIC PIE CHART]

                                        40% Investment-grade fixed income Portfolios
                                        60% Domestic equity Portfolios

                                        The Advisor has the flexibility to adjust the target
                                        allocation from time to time.


INVESTOR PROFILE                        Investors seeking total return by investing in a portfolio of fixed-income and equity securities with lower volatility
                                        than an all-equity portfolio

PRINCIPAL INVESTMENT STRATEGY

The Moderate Strategy Portfolio seeks long-term total return. The Portfolio seeks its investment goal by investing in other ARK Funds Portfolios. The Portfolio uses a moderate asset allocation strategy in which it invests between 35% - 55% in investment-grade fixed income Portfolios and 45% - 65% in domestic equity Portfolios. As a result, the Underlying Portfolios provide a portfolio with a variety of common stocks and investment-grade fixed income securities.

The Advisor intends to manage the Portfolio according to its target allocation. As of November , 2002, the Portfolio's target allocation was 40% in investment-grade fixed income Portfolios and 60% in domestic equity Portfolios. The Advisor may adjust the actual allocation and modify the selection of Underlying Portfolios from time to time, but does not intend to trade actively among the Underlying Portfolios. The amounts invested in the Underlying Portfolios may be adjusted depending on the Advisor's assessment of economic and market conditions, or in order to manage risk. The Underlying Portfolios use a variety of investment strategies in seeking their respective investment objectives. The Underlying Portfolios invest in a broad range of securities, including stocks of companies with small, medium and large market capitalizations, U.S. Government and agency bonds, mortgage- and asset-backed securities, and corporate bonds.
PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

Since certain Underlying Portfolios purchase equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Underlying Portfolios' equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

The smaller and medium capitalization companies the Underlying Portfolios invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-size companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

The prices of the Underlying Portfolios' fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Underlying Portfolios' fixed income securities will decrease in value if interest rates rise. The volatility of lower-rated securities is greater than that of higher-rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Underlying Portfolios' securities affects risk.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how the securities will respond to changes in interest rates. The Underlying Portfolios may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

The Underlying Portfolios' U.S. Government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

For further risk information regarding the Underlying Portfolios, please refer to "Investment Details" below.

PERFORMANCE INFORMATION

Performance information for the Portfolio will be available after the Portfolio has completed its first full calendar year of operations.

PORTFOLIO FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                                     CLASS A SHARES
------------------------------------------------------------------------------------ ----------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                                       4.75%(1)
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                 None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
  Distributions (as a percentage of offering price)                                       None
Redemption Fee (as a percentage of amount redeemed, if applicable)                        None(2)
Exchange Fee                                                                              None

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM STRATEGY PORTFOLIO ASSETS)

                                                                       CLASS A SHARES
--------------------------------------------------------------------- -----------------
         Investment Advisory Fees                                        0.__%
         Distribution and/or Service (12b-1) Fees                     None
         Other Expenses                                                    __%(3)
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                                   __%
INDIRECT UNDERLYING PORTFOLIO EXPENSES                                     __%(4)
TOTAL PORTFOLIO OPERATING AND INDIRECT EXPENSES                             __%
         Fee Waivers and Expense Reimbursements                             __%
TOTAL NET OPERATING EXPENSES                                               __%(5)
---------------------------------------------------------------------------------------

(1) This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
(2)  If redemption proceeds are wired to an account, a $10 fee is applicable.
(3)  Other expenses are based on estimated amounts for the current fiscal year.
(4) Because the Strategy Portfolio invests in the Underlying Portfolios, your investment in a Strategy Portfolio is also indirectly subject to the operating expenses of the Underlying Portfolios. Such expenses typically range from __% to __% for the Institutional Class of the Underlying Portfolios in which the Strategy Portfolio invests.
(5) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses of Class A Shares in order to keep total operating expenses, including fees and expenses borne indirectly by the Portfolio as a shareholder in the Underlying Portfolios, from exceeding 0.__% until December 31, 2003.

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, and Exchanging Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

                                         1 YEAR               3 YEARS
CLASS A SHARES                              $                    $


                               INSIDE BACK COVER

AGGRESSIVE STRATEGY PORTFOLIO

Class A         Cusip:          Symbol:

PORTFOLIO SUMMARY

INVESTMENT GOAL                         Long-term capital appreciation

INVESTMENT FOCUS                        Common stocks of various market capitalizations

SHARE PRICE VOLATILITY                  Medium to high

PRINCIPAL INVESTMENT STRATEGY           Investing in other ARK Portfolios that invest in stocks of companies with various market capitalizations

ASSET ALLOCATION STRATEGY               Target allocation as of November __, 2002 is as follows:
                                        [INSERT GRAPHIC PIE CHART]

                                        90% Domestic equity portfolios
                                        10% International equity portfolio

                                        The Advisor has the flexibility to adjust the target
                                        allocation from time to time.


INVESTOR PROFILE                        Investors seeking long-term growth of principal who can
                                        tolerate the share price volatility of equity investing

PRINCIPAL INVESTMENT STRATEGY

The Aggressive Strategy Portfolio seeks long-term capital appreciation. The Portfolio seeks its investment goal by investing in other ARK Funds Portfolios. The Portfolio uses an asset allocation strategy in which it invests between 80%
- 90% in domestic equity Portfolios and 10% - 20% in international equity Portfolios.

The Advisor intends to manage the Portfolio according to its target allocation. As of November , 2002, the Portfolio's target allocation was 90% in domestic equity portfolios and 10% in the International Equity portfolio. The Advisor may adjust the actual allocation and modify the selection of Underlying Portfolios from time to time, but does not intend to trade actively among the Underlying Portfolios. The amounts invested in the Underlying Portfolios may be adjusted depending on the Advisor's assessment of economic and market conditions, or in order to manage risk. The Underlying Portfolios use a variety of investment strategies in seeking their respective investment objectives. The Underlying Portfolios invest in a variety of equity securities, including stocks of domestic companies with small, medium and large market capitalizations and equity securities of foreign companies.

PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

Since certain Underlying Portfolios purchase equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Underlying Portfolios' equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

The smaller and medium capitalization companies the Underlying Portfolios invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-size companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

Certain Underlying Portfolios may invest in foreign equity securities. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Underlying Portfolios' investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

For further risk information regarding the Underlying Portfolios, please refer to "Investment Details" below.

PERFORMANCE INFORMATION

Performance information for the Portfolio will be available after the Portfolio has completed its first full calendar year of operations.

PORTFOLIO FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                        CLASS A
                                                                                         SHARES
------------------------------------------------------------------------------------ ----------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                                       4.75%(1)
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                 None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
  Distributions (as a percentage of offering price)                                       None
Redemption Fee (as a percentage of amount redeemed, if applicable)                        None(2)
Exchange Fee                                                                              None

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM STRATEGY PORTFOLIO ASSETS)

                                                                       CLASS A SHARES
--------------------------------------------------------------------- -----------------
         Investment Advisory Fees                                        0.__%
         Distribution and/or Service (12b-1) Fees                     None
         Other Expenses                                                    __%(3)
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                                   __%
INDIRECT UNDERLYING PORTFOLIO EXPENSES                                     __%(4)
TOTAL PORTFOLIO OPERATING AND INDIRECT EXPENSES                             __%
         Fee Waivers and Expense Reimbursements                             __%
TOTAL NET OPERATING EXPENSES                                               __%(5)
---------------------------------------------------------------------------------------

(1) This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
(2)  If redemption proceeds are wired to an account, a $10 fee is applicable.
(3)  Other expenses are based on estimated amounts for the current fiscal year.
(4) Because the Strategy Portfolio invests in the Underlying Portfolios, your investment in a Strategy Portfolio is also indirectly subject to the operating expenses of the Underlying Portfolios. Such expenses typically range from __% to __% for the Institutional Class of the Underlying Portfolios in which the Strategy Portfolio invests.
(5) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses of Class A Shares in order to keep total operating expenses, including fees and expenses borne indirectly by the Portfolio as a shareholder in the Underlying Portfolios, from exceeding 0.__% until December 31, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

                                         1 YEAR               3 YEARS
CLASS A SHARES                              $                    $

INVESTMENT DETAILS

Each Strategy Portfolio invests in a combination of other ARK Funds Portfolios. The Underlying Portfolios are categorized generally as domestic and foreign equity portfolios, investment-grade fixed income portfolios and money market portfolios, however, several of the Underlying Portfolios may invest in a variety of securities. The following table sets forth the investment goals and primary investment strategies of the Underlying Portfolios.

Each Underlying Portfolio also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, there is no guarantee that any Underlying Portfolio or Strategy Portfolio will achieve its investment goal.

The investments and strategies of the Underlying Portfolios described below are those used under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, an Underlying Portfolio may invest up to 100% of its assets in cash and short-term securities that may not ordinarily be consistent with a Portfolio's objectives. An Underlying Portfolio will do so only if the Portfolio's Advisor believes that the risk of loss outweighs the opportunity for capital gains or higher income. A Portfolio may not be able to meet its investment goal when it is employing a temporary defensive strategy.

--------------------------------------- --------------------------------- ---------------------------------
UNDERLYING PORTFOLIO                    INVESTMENT GOAL                   INVESTMENT STRATEGY
--------------------------------------- --------------------------------- ---------------------------------

MONEY MARKET PORTFOLIO
--------------------------------------- --------------------------------- ---------------------------------
  ARK Funds Money Market Portfolio      Maximizing current income and     Investing in high-quality U.S.
                                        providing liquidity and           dollar-denominated money market
                                        security of principal             securities
--------------------------------------- --------------------------------- ---------------------------------
INVESTMENT-GRADE FIXED
INCOME PORTFOLIOS
--------------------------------------- --------------------------------- ---------------------------------
  ARK Funds Short-Term Bond Portfolio   Current income                    Investing in short-term,
                                                                          investment-grade fixed income
                                                                          securities of U.S. issuers
--------------------------------------- --------------------------------- ---------------------------------
  ARK Funds Income Portfolio            Primarily current income and      Investing in U.S. Government
                                        secondarily capital growth        and corporate fixed income
                                                                          securities with varying
                                                                          maturities
--------------------------------------- --------------------------------- ---------------------------------

DOMESTIC EQUITY PORTFOLIOS
--------------------------------------- --------------------------------- ---------------------------------
  ARK Funds Value Equity Portfolio      Growth of principal               Investing in undervalued stocks
                                                                          of U.S. companies
--------------------------------------- --------------------------------- ---------------------------------
  ARK Funds Equity Index Portfolio      Investment results that           Investing in substantially all
                                        correspond to the performance     of the securities in the S&P 500
                                        of the Standard & Poor's 500
                                        Index (S&P 500)
--------------------------------------- --------------------------------- ---------------------------------




--------------------------------------- --------------------------------- ---------------------------------
  ARK Funds Capital Growth Portfolio    Long-term capital appreciation    Investing in stocks that offer
                                                                          above-average growth potential
--------------------------------------- --------------------------------- ---------------------------------

  ARK Funds Mid-Cap Equity Portfolio    Long-term capital appreciation    Investing in stocks of mid-sized
                                                                          companies that have significant
                                                                          growth potential
--------------------------------------- --------------------------------- ---------------------------------

  ARK Funds Small-Cap Equity Portfolio  Long-term capital appreciation    Investing in stocks of smaller
                                                                          companies with long-term earnings
                                                                          growth potential
--------------------------------------- --------------------------------- ---------------------------------

  ARK International Equity Portfolio    Long-term capital appreciation    Investing in equity securities of
                                                                          issuers located in countries other
                                                                          than the U.S.
--------------------------------------- --------------------------------- ---------------------------------

ADDITIONAL INFORMATION ABOUT PRINCIPAL RISK

Each of the principal risks identified below, other than Allocation Risk, relates to the investments of the Underlying Portfolios.

RISKS                                                                PORTFOLIOS AFFECTED BY THE RISKS



ALLOCATION RISK - In managing the Strategy Portfolios, the Advisor   Conservative Strategy Portfolio
has the authority to select and allocate assets among the            Moderate Strategy Portfolio
Underlying Portfolios.  The Strategy Portfolios are subject to the   Aggressive Strategy Portfolio
risk that the Advisor's decisions regarding the allocation of assets invested in the Underlying Portfolios will not succeed in anticipating market trends.  As a result a Strategy Portfolio that is heavily weighted in Underlying Portfolios that invest primarily in common stocks, for example, may suffer a loss during a decline in the stock market.




EQUITY RISK-- Equity securities include publicly and privately       Conservative Strategy Portfolio
issued equity securities, common and preferred stocks, warrants,     Moderate Strategy Portfolio
rights to subscribe to common stock and convertible securities, as   Aggressive Strategy Portfolio
well as instruments that attempt to track the price movement of equity indices.  Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time.  Equity derivatives may be more volatile and increase portfolio risk.  The value of
securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.
Fluctuations in the value of equity securities in which a mutual fund invests will cause its portfolio's net asset value to
fluctuate.  An investment in a Portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FIXED INCOME RISK-- The market values of fixed income investments    Conservative Strategy Portfolio
change in response to interest rate changes and other factors.       Moderate Strategy Portfolio
During periods of falling interest rates, the values of              Aggressive Strategy Portfolio
outstanding fixed income securities generally rise.  Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.  In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

         CALL RISK -- During periods of falling interest rates,      Conservative Strategy Portfolio
         certain debt obligations with high interest rates may       Moderate Strategy Portfolio
         be prepaid (or "called") by the issuer prior to maturity.   Aggressive Strategy Portfolio
         This may cause an Underlying Portfolio's average weighted
         maturity to fluctuate and may require a Portfolio to
         invest the resulting proceeds at lower interest rates.

         CREDIT RISK-- The possibility that an issuer will be        Conservative Strategy Portfolio
         unable to make timely payments of either principal or       Moderate Strategy Portfolio
         interest.                                                   Aggressive Strategy Portfolio

         EVENT RISK --  Securities  may suffer  declines in credit   Conservative Strategy Portfolio
         quality and market value due to issuer restructurings or    Moderate Strategy Portfolio
         other factors. This risk should be reduced because of a     Aggressive Strategy Portfolio
         Portfolio's multiple holdings.





MORTGAGE-BACKED SECURITIES RISK-- Mortgage-backed securities are     Conservative Strategy Portfolio
fixed income securities representing an interest in a pool of        Moderate Strategy Portfolio
underlying mortgage loans.  They are sensitive to changes in         Aggressive Strategy Portfolio
interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans.  As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security.  Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price.  When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates.  Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the
volatility risk of that portfolio.




FOREIGN SECURITIES RISK-- Investments in securities of foreign       Aggressive Strategy Portfolio
companies or governments can be more volatile than investments in
U.S. companies or governments.  Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries.  Foreign securities markets generally have less trading volume and less liquidity than
U.S. markets.  In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to
U.S. companies or governments.  Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S.
securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the Portfolio.
These various risks will be even greater for investments in emerging market countries.

In addition to these risks, certain foreign securities may be subject to the following additional risk factor:

CURRENCY RISK -- Investments in foreign securities denominated in Aggressive Strategy Portfolio foreign currencies involve additional risks, including:

          o The value of a Portfolio's assets measured in U.S. dollars may be affected by changes in currency rates and in exchange control regulations.
          o A Portfolio may incur substantial costs in connection with conversions between various currencies.
          o A Portfolio may be unable to hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position.
          o A limited market currently exists for hedging transactions relating to currencies in certain emerging markets.

INVESTMENT ADVISOR

The Strategy Portfolios' Advisor makes asset allocation and investment decisions for the Portfolios and continuously reviews, supervises and administers the Portfolios' respective investment programs. The Board of Trustees of ARK Funds supervises the Advisor and establishes policies that the Advisor must follow in its management activities.

Allied Investment Advisors, Inc. (AIA), a wholly owned subsidiary of Allfirst Bank (Allfirst), serves as the Advisor to the Portfolios. As of June 30, 2002, AIA had approximately $10.5 billion in assets under management.

AIA and Allfirst are indirect wholly owned subsidiaries of Allied Irish Banks, p.l.c. (AIB). AIB is the largest bank in the Republic of Ireland, with assets of approximately $84 billion at June 30, 2002.

AIA also serves as investment advisor to the Underlying Portfolios. It makes (or supervises the Sub-advisor who makes) investment decisions for the Portfolios. AIB Investment Managers Limited (AIBIM), an indirect majority owned subsidiary of AIB, is the Sub-advisor for the International Equity Portfolio. AIBIM provides day-to-day management services and makes investment decisions on behalf of International Equity Portfolio in accordance with its investment policies. Under an investment subadvisory agreement, AIA pays AIBIM subadvisory fees from the fees it receives from the International Equity Portfolio.

AIBIM is part of the AIB Asset Management Holdings Group ("AIBAMH") and part of a broad network of offices worldwide, with principal offices located in London, Dublin, and Singapore. These offices are supported by a global network of investment research offices in Baltimore, Budapest, Rio de Janeiro, and Poznan. AIBAMH had, as of June 30, 2002, approximately $____ billion under management, primarily in non-U.S. funds.

PORTFOLIO MANAGERS

The AIA INVESTMENT POLICY COMMITTEE selects the Underlying Portfolios and decides how to allocate each Strategy Portfolio's assets among the Underlying Portfolios. Members of this committee include AIA President, Chief Investment Officer and a number of AIA's Managing Directors and investment professionals.

PURCHASING, SELLING, AND EXCHANGING PORTFOLIO SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Portfolios.

         CHARACTERISTICS OF CLASS A SHARES OF THE STRATEGY PORTFOLIOS
         o        FRONT-END SALES CHARGE
         o        NO 12B-1 FEE
         o        NO SHAREHOLDER SERVICING FEE

WHO CAN PURCHASE PORTFOLIO SHARES?

Class A Shares are for individual investors, corporations and other entities.

There are three ways to invest in the Strategy Portfolios:

        o  Directly with ARK Funds
        o  Through a financial intermediary
        o  Through the ARK Funds Employee Investment Program


MINIMUM INVESTMENTS

Opening A New Account:                          Investors:  $500

                                                Employees:  $100 lump sum;  $50
                                                Automatic Investment Plan

Minimum Balance:                                Investors:  $500

                                                Employees:  $100

Additional Purchases:                           Investors:  any amount

                                                Employees:  any amount

DIRECTLY WITH ARK FUNDS

BY MAIL:

Write to:  ARK Funds, P.O. Box 8525, Boston, MA  02266-8525

PURCHASE: Obtain a new account application and information about fees and procedures by calling 1-800-ARK-FUND (1-800-275-3863). Complete and mail application.

PAYMENT BY WIRE

Wire Federal funds to:
           State Street Bank & Trust Co.
           Boston, MA
           ABA: 011000028
           Account:  99051609
           Attn:  (ARK Portfolio Name)
           Further Credit to:  (Account name and number)

Notify ARK's transfer agent at 1-800-ARK-FUND by 12:00 PM for proper crediting of your account; OR

PAYMENT BY CHECK

Mail your check in U.S. dollars payable to ARK Funds (ARK Funds FBO - account holder's name for IRAs), and investment instructions. A Portfolio cannot accept third-party checks, starter checks, credit cards, checks issued by credit card companies or Internet-based companies, cash or cash equivalents (I.E., purchases may not be made by cashier's check, bank draft, money order or traveler's check).

BY ACH:  (Automated Clearing House Funds Transfer)

Complete  the  bank  information   section  of  the  New  Account
Application, and attach a voided check or deposit slip from a domestic member bank. It takes about 15 days to set up an ACH account.

SELL: Mail a written request including account number, dollar amount to be sold, and mailing or wiring instructions. Signature guarantee is required if your redemption is for $25,000 or more, you request proceeds be sent to a name or address that differs from that on the account, you are requesting the proceeds to be wired to a bank account not on file for the account, or you request a transfer of registration. The redemption price is based on the next calculation of NAV after your order is received.

EXCHANGE: Mail a written request including dollar amount to be exchanged, the Portfolio from which shares should be sold, and the Portfolio for which shares should be purchased. The minimum amount you can exchange is $500.

REDEMPTION  OF SHARES  PURCHASED  EITHER BY CHECK OR THROUGH  THE
AUTOMATIC  INVESTMENT  PLAN WILL BE DELAYED UNTIL THE  INVESTMENT
HAS BEEN IN THE ACCOUNT FOR 15 DAYS. ARK FUNDS IS NOT RESPONSIBLE
FOR LOST OR MISDIRECTED MAIL.

                                    BY PHONE:

                      Call 1-800-ARK-FUND (1-800-275-3863).

THROUGH A FINANCIAL INTERMEDIARY

Investors who deal directly with a financial intermediary (rather than directly with ARK Funds (the Fund)) will have to follow that intermediary's procedures for transacting with the Fund. You may instruct your financial intermediary to purchase shares automatically at preset intervals. It is expected that your financial intermediary will be the record owner of shares held for your account, and that they will supply you with quarterly statements showing all account activity. Investors may be charged a fee for transactions or other services, including cash sweeps, effectuated through certain financial intermediaries. There may also be other minimums or restrictions established by financial intermediaries when you open your account. For more information about how to purchase, sell, or exchange Portfolio shares through your financial intermediary, you should contact them directly.

THROUGH THE ARK FUNDS EMPLOYEE INVESTMENT PROGRAM

Class A Shares of the Portfolios may be purchased in an ARK Funds Employee Investment Account. Employees are defined as current and former Trustees and officers of ARK Funds, current and retired officers, directors and regular employees of AIB, and its direct and indirect subsidiaries, including Allfirst and its affiliates, and their spouses and minor children.

GENERAL INFORMATION

You may purchase, sell, or exchange shares on any day that both the New York Stock Exchange (NYSE) and the Federal Reserve Bank of New York (Federal Reserve) are open for business (a Business Day).

A Portfolio or the Distributor may reject any purchase or exchange order if it determines that accepting the order would not be in the best interests of the Portfolio or its shareholders.

The price per share (the  offering  price) will be the net asset value per share
(NAV) next determined after a Portfolio receives your purchase order plus the applicable front-end sales charge.

NAV for one Portfolio share is the value of that share's portion of all of the net assets in the Portfolio.

In calculating NAV, each Portfolio generally values each Underlying Portfolio in its investment portfolio at a price equal to the Underlying Portfolio's NAV per share. If market prices are unavailable or the Portfolios think that they are unreliable, fair value prices may be determined using methods approved by the Board of Trustees.

The Underlying Portfolios in the Aggressive Strategy Portfolio may hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the market value of the Portfolio's investments may change on days when you cannot purchase or sell Portfolio shares.

The Portfolios calculate their NAV at 4:00 p.m. Eastern time each Business Day. Generally, your purchase order and Federal funds (readily available funds) must be received and accepted by 4:00 p.m. Eastern time for your order to be effective and for you to be eligible to receive dividends declared on the day you submit your purchase.

SALES CHARGES

FRONT-END SALES CHARGE

The offering price of Class A Shares is the NAV next calculated after a Portfolio receives your request, plus the front-end sales load.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

                                 YOUR SALES CHARGE AS A   YOUR SALES CHARGE AS A %   DEALER CONCESSION AS A
IF YOUR INVESTMENT IS:             % OF OFFERING PRICE     OF YOUR NET INVESTMENT      % OF OFFERING PRICE
-------------------------------- ------------------------ -------------------------- ------------------------
LESS THAN  $50,000                        4.75%                     4.99%                     4.25%
$50,000 BUT LESS THAN $100,000            4.50%                     4.71%                     4.00%
$100,000 BUT LESS THAN $250,000           3.50%                     3.63%                     3.00%
$250,000 BUT LESS THAN $500,000           2.50%                     2.56%                     2.25%
$500,000 BUT LESS THAN                    2.00%                     2.04%                     1.75%
$1,000,000                                0.00%                     0.00%                     0.75%
$1,000,000 AND ABOVE

No initial sales charge applies to purchases of Class A Shares of $1 million or more.

WAIVER OF FRONT-END SALES CHARGE

The front-end sales charge will be waived on Class A Shares purchased:

(1) by a bank trust officer, registered representative, or other employee (or a member of their immediate families) of authorized institutions;

(2) by a charitable organization (as defined in Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

(3) for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined in Section 501(c)(3) of the Internal Revenue Code);

(4)  for  an  account   affiliated  with  Allfirst,   with  the  proceeds  of  a
     distribution from certain employee benefit plans;

(5) for any state, county or city, or any governmental instrumentality, department, authority or agency;

(6) with redemption proceeds from other mutual fund complexes on which you have previously paid an initial or CDSC;

(7) through wrap fee and asset allocation programs and for financial institutions that, under their dealer agreement with the Distributor or otherwise, do not receive any or receive a reduced portion of the front-end sales charge;

(8) as part of an employee benefit plan having more than 25 eligible employees or a minimum of $250,000 of plan assets invested in the Portfolios;

(9) as part of an employee benefit plan through an intermediary that has signed a participation agreement with the Portfolios' distributor specifying certain qualifications; and

(10) on a discretionary basis by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business and that has executed a participation agreement with the Portfolios' distributor specifying certain qualifications.

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of any Portfolio at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those that were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire shares that you have redeemed, without paying the front-end sales charge a second time. To exercise this privilege, the Portfolio must receive your purchase order within 30 days of your redemption. IN ADDITION, YOU MUST NOTIFY THE PORTFOLIO WHEN YOU SEND IN YOUR PURCHASE ORDER THAT YOU ARE REPURCHASING SHARES. The purchase price of your shares is the NAV on the day your purchase order is received and accepted.

REDUCED SALES CHARGES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Portfolio will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Portfolio will consider the value of Class A Shares purchased previously only if they were sold subject to a sales charge. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK US FOR THE REDUCTION AT THE TIME OF PURCHASE. You must provide the Portfolio with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Portfolio may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Portfolio over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Portfolio will only consider the value of Class A Shares sold subject to a sales charge. As a result, Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Portfolio a Letter of Intent. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Portfolio to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Portfolio's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Portfolio will combine same-day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

INFORMATION ABOUT EXCHANGING SHARES

When you exchange shares, you are really selling your shares and buying other Portfolio shares. So, your sale price and purchase price will be based on the NAV next calculated after the Portfolios receive your exchange request.

You may exchange Class A Shares of any Strategy Portfolio for Class A Shares of any other ARK Funds Portfolio. If you exchange shares that you purchased without a sales charge, or with a lower sales charge, into a Portfolio with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange your shares into a Portfolio with the same, lower or no sales charge, there is no sales charge for the exchange.

Before making an exchange, shareholders should consider the investment objective, policies and restrictions of the Portfolio into which they are exchanging, as set forth in the prospectus. Any telephone exchange must satisfy the requirements relating to the minimum initial investment amounts of the Portfolio involved. If you recently purchased shares by check, you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). The Fund reserves the right to terminate or modify the exchange privilege for any reason upon 60 days notice to shareholders.

The Fund reserves the right to require shareholders to complete an Account Application or other documentation in connection with the exchange.

RECEIVING YOUR SALES PROCEEDS

Normally, we send your sale proceeds within three Business Days after we receive your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from the date of your purchase).

If you established ACH instructions on your account, you can receive your redemption proceeds by ACH wire. Sale proceeds sent via ACH will not be posted to your bank account until the second Business Day following the transaction.

REDEMPTION IN KIND

Each  Portfolio  reserves the right to make  redemptions  "in kind" - payment of
redemption  proceeds  in  portfolio   securities  rather  than  cash  -  if  the
Portfolio's Advisor deems that it is in the Portfolio's best interest to do so.

AUTOMATIC INVESTMENT PLAN (AIP)

Investors and employees may arrange on any Business Day for periodic investment in a Portfolio through automatic deductions from a checking or savings account by completing the appropriate section of the Account Application.

AUTOMATIC WITHDRAWAL PLAN (AWP)

The AWP may be used by investors and employees who wish to receive regular distributions from their accounts. Upon commencement of the AWP, an account must have a current value of $10,000 or more. Investors may elect to receive automatic payments of $100 or more via check or direct deposit to a checking account on a monthly, quarterly or annual basis. Automatic withdrawals are normally processed on the 25th day of the month (or on the next Business Day). To arrange an AWP, you must complete the appropriate section of an Account Change Form.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Portfolio may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

MINIMUM BALANCE

For direct investors, if your account drops below $500 because of redemptions, we may sell your shares and close your account. But, we will give you at least 30 days' written notice to give you time to add to your account and avoid the sale of your shares.

PURCHASE AND EXCHANGE RESTRICTIONS

MARKET TIMING. The Fund does not permit market timing or excessive trading. Market timing and other types of excessive trading can hurt performance by disrupting management and increasing expenses for all shareholders. The Fund may refuse to accept any purchase or exchange order from any person or group if, in its sole discretion, it determines that (1) the order reflects market timing or excessive trading, (2) a Portfolio would be unable to invest the money effectively, or (3) a Portfolio would otherwise be adversely affected. The Fund may consider a number of factors in determining whether an investor has engaged in market timing or excessive trading, including the investor's trading history, the number, size, and time between transactions, and the percentage of the investor's account involved in each transaction. The Fund also may consider trading done in accounts under common ownership or control or in groups of accounts. The prohibition on market timing and excessive trading also applies to purchase and exchange orders placed through intermediaries, including brokers, banks, trust companies, investment advisors, or any other third party.

OTHER ACTIVITIES. The Fund also may refuse to accept, and may cancel or rescind, any purchase or exchange order, may freeze any account and suspend account activities, or may involuntarily redeem an account, in cases of suspected fraudulent or illegal activity or threatening conduct. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Portfolio shares over the telephone is extremely convenient but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of the callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income are declared and paid according to the following schedule:

--------------------------------------------------------- ------------------------ ------------------------
                                                               FREQUENCY OF         FREQUENCY OF PAYMENT
                                                              DECLARATION OF            OF DIVIDENDS
PORTFOLIO                                                        DIVIDENDS
--------------------------------------------------------- ------------------------ ------------------------
Conservative Strategy Portfolio
--------------------------------------------------------- ------------------------ ------------------------
Moderate Strategy Portfolio
--------------------------------------------------------- ------------------------ ------------------------
Aggressive Strategy Portfolio
--------------------------------------------------------- ------------------------ ------------------------

Each Portfolio distributes net capital gains and net gains from foreign currency transactions, if any, at least annually. If you own Portfolio shares on a Portfolio's record date, you will be entitled to receive the distribution.

You may elect to receive dividends and distributions in additional Portfolio shares or in cash. You must notify the Portfolio in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Portfolio receives your written notice. To cancel your election, simply send the Portfolio written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important Federal income tax considerations that affect the Portfolios and their shareholders. This summary is based on the current Federal tax law, which may change.

The Strategy Portfolios will distribute substantially all of their income and net capital gains and net gains from foreign currency transactions, if any. The dividends and other distributions you receive generally will be subject to Federal income taxation, whether or not you reinvest them. Income dividends and distributions of net capital gain from the sale or exchange of portfolio securities held for 12 months or less are generally taxable at ordinary income tax rates. Capital gain distributions and distributions of net gains from certain foreign transactions are generally taxable as long-term capital gains if the distributing Portfolio has held the assets that generated the gain for more than 12 months. EACH SALE OR EXCHANGE OF SHARES IS GENERALLY A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

INFORMATION ABOUT ARK FUNDS

INVESTMENT ADVISOR

Allied Investment Advisors, Inc.
100 E. Pratt Street
17th Floor
Baltimore, MD 21202

SUBADVISOR

AIB Investment Managers Limited
Percy Place
Dublin 4 Ireland

DISTRIBUTOR

ARK Funds Distributors, LLC
Two Portland Square
Portland, ME 04101

LEGAL COUNSEL

Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
Washington, DC 20036

INDEPENDENT AUDITORS

KPMG LLP
99 High Street
Boston, MA 02110

More information about the Portfolios is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated November __, 2002, includes additional information about ARK Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Portfolio's holdings and contain information from the Portfolio's managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain additional financial information about the Underlying Portfolios.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:  Call 1-800-ARK-FUND (1-800-275-3863)

BY MAIL:  Write to us at:

ARK Funds
P.O. Box 8525
Boston, MA 02266-8525

FROM OUR WEBSITE:  www.arkfunds.com

AUTOMATED PRICE, YIELD, AND PERFORMANCE INFORMATION-
24 HOURS A DAY, 7 DAYS A WEEK:  Call 1-800-ARK-FUND (1-800-275-3863)

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about ARK Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102 or (2) sending an electronic request to publicinfo@sec.gov. ARK Funds' Investment Company Act registration number is 811-7310.

                                    ARK FUNDS

                                     CLASS A
                               STRATEGY PORTFOLIOS

                         CONSERVATIVE STRATEGY PORTFOLIO
                           MODERATE STRATEGY PORTFOLIO
                          AGGRESSIVE STRATEGY PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                                NOVEMBER __, 2002


          This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus dated November __, 2002 for Class A Shares of ARK Funds Strategy Portfolios. Please retain this document for future reference. Capitalized terms used but not defined herein have the meanings given them in the prospectus. To obtain additional copies of the prospectus or this Statement of Additional Information, please call 1-800-ARK-FUND (1-800-275-3863).

TABLE OF CONTENTS                                                          PAGE
-----------------                                                          ----

INVESTMENT POLICIES AND LIMITATIONS...........................................3

PORTFOLIO TRANSACTIONS.......................................................43

VALUATION OF PORTFOLIO SECURITIES............................................45

PORTFOLIO PERFORMANCE........................................................46

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................50

TAXES........................................................................51

TRUSTEES AND OFFICERS........................................................57

INVESTMENT ADVISOR...........................................................62

FUND ADMINISTRATION..........................................................65

DISTRIBUTION ARRANGEMENTS....................................................66

TRANSFER AGENT...............................................................66

CUSTODIAN....................................................................67

CODE OF ETHICS...............................................................67

DESCRIPTION OF THE FUND......................................................68

INDEPENDENT AUDITORS.........................................................70

APPENDIX A - DESCRIPTION OF INDICES AND RATINGS.............................A-1

APPENDIX B - 2002 TAX RATES.................................................B-1

                       INVESTMENT POLICIES AND LIMITATIONS


INVESTMENT GOALS AND STRATEGIES

         The ARK Funds Strategy Portfolios (the "Strategy Portfolios") are three separate diversified portfolios of the ARK Funds (the "Fund"), an open-end management investment company. The Strategy Portfolios invest in other existing portfolios of the Fund (the "Underlying Portfolios," together with the Strategy Portfolios, "Portfolios") in accordance with asset allocation strategies designed to seek the well-defined investment objectives of each Strategy Portfolio.

         The investment advisor of each Strategy Portfolio is responsible for providing a continuous investment program in accordance with its investment goal and strategies. Except for its investment goal and those strategies identified as fundamental, the investment policies of each Strategy Portfolio are not fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval.

         The following policies and limitations supplement those set forth in the Strategy Portfolios' prospectus. Unless otherwise expressly noted, whenever an investment policy or limitation states a maximum percentage of a Strategy Portfolio's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such percentage or standard will be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Accordingly, any subsequent change in value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Portfolio's investment policies and limitations.

         Each Strategy Portfolio's investment limitations are listed in the following tables. Fundamental investment policies cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Strategy Portfolio.


FUNDAMENTAL POLICIES:


The Portfolio may not issue senior securities, except as permitted under the 1940 Act.

The Portfolio may not borrow money, except that the Portfolio may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and
(ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3%limitation.

The Portfolio may not with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.1

The Portfolio may not underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.

The Portfolio may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry. 1

The Portfolio may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

The Portfolios may not purchase or sell commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling futures contracts or options on such contracts for the purpose of managing its exposure to changing interest rates, security prices, and currency exchange rates).

The Portfolio may engage in transactions involving financial and stock index futures contracts or options on such futures contracts, and the International Equity Portfolio may engage in foreign currency transactions, invest in options and futures on foreign currencies, and purchase or sell forward contracts with respect to foreign currencies and related options.

The Portfolio may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.


THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL POLICIES AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:

--------------------------------
1 Each Strategy Portfolio treats the assets of the investment companies in which it invests as its own for purposes of this policy.

The Portfolio will not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

The Portfolio will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

The Portfolio will not purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options shall not constitute purchasing securities on margin.

The Portfolio will not acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act, including that each of the Strategy Portfolios, in operating as funds of funds, as permitted by the 1940 Act, may invest its total assets in securities of investment companies in the ARK Funds group of investment companies.

The Portfolio will not purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.



         The investment objective of each Strategy Portfolio and the investment policies of the Underlying Portfolios are set forth below. Additional information regarding the types of securities in which the Underlying Portfolios may invest is provided in this Statement of Additional Information under the sub-heading "Description of Investments."

         The investment objectives of the Strategy Portfolios are as follows:

          o Conservative Strategy Portfolio - The Portfolio seeks current income and as a secondary objective, long-term capital growth.

          o Moderate Strategy Portfolio - The Portfolio seeks long-term total return.

          o Aggressive Strategy Portfolio - The Portfolio seeks long-term capital appreciation.

         In seeking its investment objective each Strategy Portfolio invests in the Underlying Portfolios as set forth in the following table using the target asset allocations set forth in the prospectus.


   CONSERVATIVE STRATEGY                     MODERATE STRATEGY                     AGGRESSIVE STRATEGY
      PORTFOLIO                                   PORTFOLIO                             PORTFOLIO
---------------------------------------- -------------------------------------- --------------------------------------
Money Market Portfolio                   Short-Term Bond Portfolio              Value Equity Portfolio
Short-Term Bond Portfolio                Income Portfolio                       Equity Index Portfolio
Income Portfolio                         Value Equity Portfolio                 Capital Growth Portfolio
Value Equity Portfolio                   Equity Index Portfolio                 Mid-Cap Equity Portfolio
Equity Index Portfolio                   Capital Growth Portfolio               Small-Cap Equity Portfolio
                                         Mid-Cap Equity Portfolio               International Equity Portfolio
                                         Small-Cap Equity Portfolio



         In pursuing their respective investment objectives, each Underlying Portfolio may engage in a variety of investment strategies. Because each Strategy Portfolio invests in certain Underlying Portfolios, shareholders of the Strategy Portfolios will be exposed to the risks of the investment policies in proportion to the amount of assets allocated to the Underlying Portfolio engaged in such investment policies.

         Following are the investment goals and strategies of the Underlying Portfolios, which supplement the information in the Strategy Portfolios' prospectus.

MONEY MARKET PORTFOLIO

         The investment goal of the MONEY MARKET PORTFOLIO is to maximize current income and provide liquidity and security of principal by investing in a broad range of short-term, high-quality U.S. dollar-denominated debt securities ("Money Market Instruments"). At least 95% of the assets of the Portfolio will be invested in securities that have received the highest rating assigned by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one such rating organization has assigned a rating, such single organization. Up to 5% of the Portfolio's assets may be invested in securities that have received ratings in the second highest category by any two NRSROs or, if only one such rating organization has assigned a rating, such single organization. The Portfolio may also acquire unrated securities determined by the Advisor to be comparable in quality to rated securities in accordance with guidelines adopted by the Board of Trustees. The Portfolio may invest in U.S. dollar-denominated obligations of U.S. banks and foreign branches of U.S. banks ("Eurodollars"), U.S. branches and agencies of foreign banks ("Yankee dollars"), and foreign branches of foreign banks. The Portfolio may also invest more than 25% of its total assets in certain obligations of domestic banks and normally may not invest more than 5% of its total assets in the securities of any single issuer (other than the U.S. government). Under certain conditions, however, the Portfolio may invest up to 25% of its total assets in first-tier securities of a single issuer for up to three days.

         The MONEY MARKET PORTFOLIO invests in high-quality, short-term, U.S. dollar-denominated instruments determined by the Advisor to present minimal credit risks in accordance with guidelines adopted by the Board of Trustees. The Money Market Portfolio seeks to maintain a net asset value per share of $1.00, limit its investments to securities with remaining maturities of 397 days or less, and maintain a dollar-weighted average maturity of 90 days or less. Estimates may be used in determining a security's maturity for purposes of calculating average maturity. An estimated maturity can be substantially shorter than a stated final maturity. Although the Money Market Portfolio's policies are designed to help maintain a stable $1.00 share price, all money market instruments can change in value when interest rates or issuers' creditworthiness change, or if an issuer or guarantor of a security fails to pay interest or principal when due. If these changes in value are large enough, the Money Market Portfolio's share price could fall below $1.00. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields.

SHORT-TERM BOND PORTFOLIO

         The investment goal of the SHORT-TERM BOND PORTFOLIO is to provide current income.

         The SHORT-TERM BOND PORTFOLIO seeks its investment goal by investing primarily in U.S. corporate and government securities, including mortgage- and asset-backed securities. Under normal circumstances, the Portfolio invests at least 80% of its net assets in bonds.1 The Portfolio's Advisor will select investment-grade securities and unrated securities determined to be of comparable quality. The Portfolio will typically have a dollar-weighted average maturity of no more than three years. However, the average maturity of the Portfolio's investments will vary depending on market conditions.

         In selecting securities for the Portfolio, the Advisor considers a security's current yield, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decline in interest rates.


INCOME PORTFOLIO

          The primary investment goal of the INCOME PORTFOLIO is to provide current income; capital growth is a secondary goal in the selection of investments.

         The INCOME PORTFOLIO seeks its investment goal by investing primarily in U.S. investment-grade corporate and government fixed income securities, including mortgage-backed securities. The Portfolio's Advisor will generally select investment-grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Portfolio's total assets in lower rated debt securities ("junk bonds"). The dollar-


------------------------
1 The Portfolio will provide shareholders with at least 60 days prior written notice of any change in this policy.

weighted average maturity of the Portfolio's investments will vary depending on market conditions, but will typically be between 5 and 20 years.

         In selecting securities for the Portfolio, the Advisor considers a security's current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.


EQUITY INDEX PORTFOLIO

         The investment goal of the EQUITY INDEX PORTFOLIO is to provide investment results that correspond to the performance of the S&P 500.

The Advisor believes that the Portfolio's objective can best be achieved by investing in the common stocks of approximately 455 to 500 of the companies included in the S&P 500, depending upon the size of the Portfolio. Under normal circumstances, the Portfolio invests at least 80% of the value of its net assets in equity securities of companies included in the S&P 500.1 The Portfolio is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the S&P 500. The Portfolio includes a stock in the order of its weighting in the S&P 500, starting with the most heavily weighted stock. Thus, the proportion of the Portfolio's assets invested in a stock or industry closely approximates the percentage of the S&P 500 represented by that stock or industry. Portfolio turnover is expected to be well below that of actively managed mutual funds.

         The Portfolio may, to a limited extent, invest in futures contracts, options, options on futures, and index participation contracts based on the S&P
500. The Portfolio will invest in these contracts and options to maintain sufficient liquidity to meet redemption requests, to increase the level of Portfolio assets devoted to replicating the composition of the S&P 500, and to reduce transaction costs.


         The Portfolio is not sponsored, sold, or promoted by S&P, a division of McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Portfolio or any member of the public regarding the advisability of investing in securities generally, in the Portfolio particularly, or in the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Advisor is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed, and calculated by S&P without regard to the Advisor or the Portfolio. S&P has no obligation to take the needs of the Advisor or the owners of the Portfolio into consideration in determining,

-------------------------------
1 The Portfolio will provide shareholders with at least 60 days prior written notice of any change in this policy.

composing, or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Portfolio, the timing of the issuance or sale of shares of the Portfolio, or in the determination or calculation of the Portfolio's net asset value. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Portfolio.

         S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index, or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Advisor, owners of the Portfolio, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages. "S&P 500 Index" is a registered service mark of Standard & Poor's Corporation.


MID-CAP EQUITY PORTFOLIO

         The investment goal of the MID-CAP EQUITY PORTFOLIO is long-term capital appreciation.

         The MID-CAP EQUITY PORTFOLIO seeks its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Portfolio invests at least 80% of the value of its net assets in equity securities of mid-cap companies.1 The Advisor defines mid-cap companies as those whose market capitalization is similar to that of companies in the S&P MidCap 400 Index. The Portfolio's Advisor chooses stocks of mid-cap companies that have significant growth potential.

         In selecting securities for the Portfolio, the Advisor purchases securities of companies that have not reached full maturity, but that have above-average sales and earnings growth. The Advisor also looks for medium-sized companies with relatively low or unrecognized market valuations.

         Assets not invested in equity securities of medium-sized companies as described above may be invested in equity securities of larger, more established companies or in investment-grade fixed-income securities (and unrated securities determined by the Advisor to be of comparable quality).

-------------------------------
1 The Portfolio will provide shareholders with at least 60 days prior written notice of any change in this policy.

VALUE EQUITY PORTFOLIO

         The investment goal of the VALUE EQUITY PORTFOLIO is growth of principal.

         The VALUE EQUITY PORTFOLIO seeks its investment goal by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Portfolio will invest at least 80% of the value of its net assets in equity securities.1 The Portfolio's Advisor purchases stocks whose prices appear low when compared to measures such as present and/or future earnings and cash flows, as well as other out-of-favor stocks that the Advisor believes are undervalued by the market.

         In selecting investments for the Portfolio, the Advisor emphasizes stocks with higher-than-average sales growth, higher-than-average return on equity, above-average free cash flow, and return on invested capital that exceeds the cost of capital. The Advisor will also weigh corporate management's ability to adjust to the dynamics of rapidly changing economic and business conditions. The Advisor's investment approach is based on the conviction that, over the long term, broad-based economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations.

         The securities in which the Portfolio invests include, but are not limited to: common stocks; convertible securities; securities of foreign issuers traded on the New York or American Stock Exchanges or in the over-the-counter market, including American Depositary Receipts ("ADRs"); futures and options; U.S. government securities; corporate obligations; mortgage-backed securities; and Money Market Instruments.



CAPITAL GROWTH PORTFOLIO

         The investment goal of CAPITAL GROWTH PORTFOLIO is long-term capital appreciation. The Portfolio is expected to produce modest dividend or interest income. This income will be incidental to the Portfolio's primary goal.

         The Portfolio seeks capital appreciation from a broadly diversified portfolio of primarily common stocks and securities convertible into common stock. The Portfolio's Advisor will build a broadly diversified portfolio of stocks with above-average capital growth potential.

-------------------------------
1 The Portfolio will provide shareholders with at least 60 days prior written notice of any change in this policy.

         In selecting securities for the Portfolio, the Advisor purchases securities of well-known, established companies and small- and mid-size companies (companies with market capitalizations of $8 billion or less). In evaluating securities for the Portfolio, the Advisor considers each company's current financial strength, as well as its revenue and earnings growth and the valuation of its stock.

         The Portfolio may also seek capital appreciation by investing up to 35% of its total assets in other types of securities, including preferred stock, debt securities, asset-backed securities and indexed securities. Debt securities (including convertible securities) in which the Portfolio invests will normally be investment grade or unrated securities determined by the Advisor to be of comparable quality. The Portfolio may, however, invest up to 5% of its total assets in securities rated below investment grade ("junk bonds").



SMALL-CAP EQUITY PORTFOLIO

         The investment goal of the SMALL-CAP EQUITY PORTFOLIO is long-term capital appreciation.

         The SMALL-CAP EQUITY PORTFOLIO seeks its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Portfolio invests at least 80% of the value of its net assets in equity securities of small cap companies.1 The Advisor defines small-cap companies as companies with a market capitalization of $2 billion or less. The Portfolio's Advisor purchases stocks of smaller companies that are in the early stages of development and which the Advisor believes have the potential to achieve substantial long-term earnings growth. The Portfolio may also invest a limited percentage of its assets in foreign securities and fixed income securities.

         In selecting investments for the Portfolio, the Advisor purchases securities of small-cap U.S. companies with strong earnings growth potential. The SMALL-CAP EQUITY PORTFOLIO also may invest in companies experiencing an unusual or possibly non-repetitive development or "special situation" (such as a merger or spin-off) or that have valuable fixed assets whose value is not fully reflected in a stock's price. An unusual or possibly non-repetitive development or "special situation" may involve one or more of the following characteristics:

     o a technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts

-------------------------------
1 The Portfolio will provide shareholders with at least 60 days prior written notice of any change in this policy.

     o changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in the scope or nature of foreign competition or the development of an emerging industry

     o new or changed management, or material changes in management policies or corporate structure

     o    significant  economic  or  political  occurrences  abroad,   including
          changes in foreign or domestic import and tax laws or other regulations or other events, including natural disasters, favorable litigation settlements, or a major change in demographic patterns

         The Advisor may also purchase stocks of smaller companies that it believes are undervalued relative to their assets, earnings or growth potential.

         The Advisor intends to invest primarily in common stocks and securities that are convertible into common stocks; however, the Portfolio may also invest up to 20% of its total assets in debt securities of all types and quality if the Advisor believes that investing in these securities will result in capital appreciation. The Portfolio may also invest up to 20% of its total assets in securities rated below investment grade ("junk bonds"). The Portfolio may invest up to 20% of its total assets in foreign securities of all types and may enter into forward currency contracts for the purpose of managing exchange rate risks and to facilitate transactions in foreign securities. The Portfolio may purchase or engage in indexed securities, illiquid instruments, loans and other direct debt instruments, options and futures contracts, repurchase agreements, securities loans, restricted securities, swap agreements, warrants, real estate-related instruments and zero coupon bonds.

         The Portfolio spreads investment risk by limiting its holdings in any one company or industry. The Advisor may use various investment techniques to hedge the Portfolio's risks, but there is no guarantee that these strategies will work as intended.


INTERNATIONAL EQUITY PORTFOLIO

         The investment goal of the INTERNATIONAL EQUITY PORTFOLIO is long-term capital appreciation. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities.1 The Portfolio invests in issuers located in at least three countries other than the United States. The Portfolio invests in issuers located in any country other than the United States and may invest in issuers of any size.

-------------------------------
1 The Portfolio will provide shareholders with at least 60 days prior written notice of any change in this policy.

         The Portfolio's investment Sub-advisor applies a blend of "top-down" and "bottom-up" decision making in selecting portfolio investments. It first looks at trends in the global economy and attempts to identify countries and sectors that offer high growth potential. Then it uses extensive research and analysis to select stocks in those countries and sectors with attractive valuations and good growth potential.

         The Portfolio invests primarily in equity securities of companies located in some or all of the following countries: Argentina, Austria, Australia, Belgium, Brazil, Canada, Croatia (indirect investment only), Czech Republic, Denmark, Finland, France, Germany, Hong Kong, India, Indonesia, Israel, Italy, Japan, Luxembourg, Malaysia, Mexico, Netherlands, New Zealand, Norway, Poland, Portugal, Russia, Singapore, Slovakia, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey and the United Kingdom. This list of countries may change from time to time.

         The Portfolio typically invests in equity securities listed on recognized foreign securities exchanges, but it may hold securities which are not so listed. The Portfolio may invest in debt obligations convertible into equity securities, and in non-convertible debt securities when its Sub-advisor believes these non-convertible securities present favorable opportunities for capital appreciation.


DESCRIPTION OF INVESTMENTS

         The Underlying Portfolios may invest in the following securities or engage in the following transactions to the extent permitted by their investment objectives, policies and restrictions.


DEPOSITARY RECEIPTS

         American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs") are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in the United States and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.


DELAYED DELIVERY TRANSACTIONS

         Buying securities on a delayed-delivery or when-issued basis and selling securities on a delayed-delivery basis involve a commitment by a Portfolio to purchase or sell specific securities at a predetermined price and/or yield, with payment and delivery taking place after the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered. The Portfolio may receive fees for entering into delayed-delivery transactions.

         When purchasing securities on a delayed-delivery or when-issued basis, a Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because the Portfolio is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Portfolio's other investments. If the Portfolio remains substantially fully invested at a time when delayed-delivery or when-issued purchases are outstanding, such purchases may result in a form of leverage. When delayed-delivery or when-issued purchases are outstanding, the Portfolio will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When a Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Portfolio could miss a favorable price or yield opportunity, or could suffer a loss.

         A   Portfolio   may   renegotiate   delayed-delivery   or   when-issued
transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.


EUROPEAN MONETARY UNION AND THE EURO

         On January 1, 1999, the European Monetary Union ("EMU") introduced a new single currency, the Euro, which replaced the national currencies of the participating member nations. Until the middle of 2002, the national currencies continued to exist, but exchange rates were pegged to the Euro. The 11 participating countries now share a single official interest rate and will adhere to agreed upon guidelines on government borrowing. Although budgetary decisions remain in the hands of each participating country, the European Central Bank is responsible for setting the official interest rate to maintain price stability within the Euro group.


FEDERALLY TAXABLE OBLIGATIONS

         From time to time the Portfolios may invest on a temporary basis in fixed-income obligations whose interest is subject to Federal income tax. For example, the Portfolios may invest in obligations whose interest is taxable pending the investment or reinvestment in municipal securities of proceeds from the sale of its shares or sales of portfolio securities.

         Should the Portfolios invest in taxable obligations, they would purchase securities that, in the Advisor's judgment, are of high quality. This would include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, obligations of domestic banks and repurchase agreements. The Portfolios' standards for high-quality taxable obligations are essentially the same as those described by Moody's in rating corporate obligations within its two highest ratings of Prime-1 and Prime-2, and those described by S&P in rating corporate obligations within its two highest ratings of A-1 and A-2. The Portfolios may also acquire unrated securities determined by the Advisor to be of comparable quality.

         The Supreme Court of the United States has held that Congress may subject the interest on municipal obligations to Federal income tax. Proposals to restrict or eliminate the Federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals may also be introduced before state legislatures that would affect the state tax treatment of the Portfolios' distributions. If such proposals were enacted, the availability of municipal obligations and the value of the Portfolios' holdings would be affected and the Board of Trustees would reevaluate the Portfolios' investment objectives and policies.


FOREIGN CURRENCY EXCHANGE TRANSACTIONS

         The International Equity Portfolio may conduct foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price (I.E., a "forward foreign currency contract" or "forward contract"). The Portfolio will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer. Forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

         The International Equity Portfolio may use currency forward contracts for any purpose consistent with their respective investment objectives. The Small-Cap Equity Portfolio may invest in currency forward contracts to manage exchange rate risks and to facilitate transactions in foreign securities. The following discussion summarizes some, but not all, of the possible currency management strategies involving forward contracts that could be used by the Portfolios. The Portfolios may also use options and futures contracts relating to foreign currencies for the same purposes.

         When a Portfolio agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the Portfolio will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment on the underlying security is made or received. The Portfolios may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Advisor.

         The Portfolios may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Portfolio owned securities denominated in Euros, it could enter into a forward contract to sell Euros in return for U.S. dollars to hedge against possible declines in the value of the Euro. Such a hedge (sometimes referred to as a "position hedge") will tend to offset both positive and negative currency fluctuations, but will not offset changes in security values caused by other factors. The Portfolio could also hedge the position by selling another currency expected to perform similarly to the Euro. This type of strategy, sometimes known as a "proxy hedge", may offer advantages in terms of cost, yield or efficiency, but generally will not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses to the Portfolio if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

         The Portfolios may enter into forward contracts to shift their investment exposure from one currency into another currency that is expected to perform better relative to the U.S. dollar. For example, if a Portfolio held investments denominated in Euros, it could enter into forward contracts to sell the Euros and purchase Japanese yen. This type of strategy, sometimes known as a "cross-hedge", will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Portfolio had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Portfolio to assume the risk of fluctuations in the value of the currency it purchases.

         Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover forward contracts. As required by SEC guidelines, the Portfolios will segregate assets to cover forward contracts, if any, whose purpose is essentially speculative. The Portfolios will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

         Successful use of forward contracts will depend on the Advisor's skill in analyzing and predicting currency values. Forward contracts may substantially change the Portfolios' investment exposure to changes in currency exchange rates, and could result in losses to the Portfolios if currencies do not perform as the Advisor anticipates. For example, if a currency's value rose at a time when the Advisor had hedged a Portfolio by selling that currency in exchange for dollars, the Portfolio would be unable to participate in the currency's appreciation. If the Advisor hedges currency exposure through proxy hedges, the Portfolio could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Advisor increases a Portfolio's exposure to a foreign currency, and that currency's value declines, the Portfolio will realize a loss. There is no assurance that the Advisor's use of forward contracts will be advantageous to the Portfolios or that they will hedge at an appropriate time.

FOREIGN INVESTMENTS

         Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

         Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

         Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Advisor or Sub-advisor will be able to anticipate these potential events or counter their effects.

         The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

         The Portfolios may invest in foreign securities that impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.


ILLIQUID INVESTMENTS

         Illiquid investments cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of

Trustees, the Advisor determines the liquidity of the Portfolios' investments and, through reports from the Advisor, the Board monitors investment in illiquid instruments. In determining the liquidity of the Portfolios' investments, the Advisor may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), (5) the nature of the marketplace for trades (including the ability to assign or offset the Portfolios' rights and obligations relating to the investment), and (6) general credit quality. Investments currently considered by the Portfolios to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, non-government stripped fixed-rate mortgage-backed securities and government stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, over-the-counter options and swap agreements. Although restricted securities and municipal lease obligations are sometimes considered illiquid, the Advisor may determine certain restricted securities and municipal lease obligations to be liquid. In the absence of market quotations, illiquid investments are valued for purposes of monitoring amortized cost valuation (for Money Market Portfolio) and priced (for other Underlying Portfolios) at fair value as determined in good faith by a committee appointed by the Board of Trustees. If, as a result of a change in values, net assets or other circumstances, a Portfolio were in a position where more than 10% (for Money Market Portfolio) or 15% (for other Underlying Portfolios) of its assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.


RESTRICTED SECURITIES

         Restricted securities are securities that generally can only be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.


INDEXED SECURITIES

         The Portfolios may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities
of  equivalent  issuers.   Currency-indexed  securities  may  be  positively  or
negatively  indexed;  that  is,  their  maturity  value  may  increase  when the specified  currency  value  increases,  resulting  in a security  that  performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

         The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies. Indexed securities may be more volatile than the underlying instruments.


LOANS AND OTHER DIRECT DEBT INSTRUMENTS

         Direct debt instruments are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to the Portfolios' policies regarding the quality of debt securities.

         Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any NRSRO. If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, its share price and yield could be adversely affected. Loans that are fully secured offer the Portfolio more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also will involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

         Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to a Portfolio. For example, if a loan is foreclosed, the Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Portfolio could be held liable as a co-lender. Direct debt instruments also may involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a Portfolio in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the Advisor will conduct research and analysis in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolios.

         A loan is often administered by a bank or other financial institution which acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a Portfolio has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against the borrower. If assets held by the agent for the benefit of the Portfolio were determined to be subject to the claims of the agent's general creditors, the Portfolio might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

         The Portfolios limit the amount of total assets that they will invest in any one issuer or in issuers within the same industry (see fundamental limitations for the Portfolios). For purposes of these limitations, the Portfolios generally will treat the borrower as the "issuer" of indebtedness held by the Portfolios. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a Portfolio and the borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the borrower, SEC interpretations require the Portfolio, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for the purposes of determining whether the Portfolio has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a Portfolio's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.


LOWER-RATED DEBT SECURITIES

         Lower-rated debt securities (I.E., securities rated Ba1 or lower by Moody's or BB+ or lower by S&P, or having comparable ratings by other NRSROs) may have poor protection with respect to the payment of interest and repayment of principal. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-rated debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

         While the market for lower-rated, high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield bond market, especially during periods of economic recession. In fact, from

1989 to 1991, the percentage of lower-rated securities that defaulted rose significantly above prior levels, although the default rate decreased in 1992.

         The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing these debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value, and of a Portfolio to dispose of, lower-rated debt securities.

         Since the risk of default is higher for lower-rated debt securities, the research and credit analysis of the Advisor are an especially important part of managing a Portfolio's investment in securities of this type. In considering investments in such securities for the Portfolio, its Advisor will attempt to identify those issuers whose financial condition are adequate to meet future obligations, have improved, or are expected to improve in the future. The Advisor's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

         A Portfolio may choose, at its own expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Portfolio's shareholders.


MUNICIPAL LEASE OBLIGATIONS

         Municipal leases and participation interests therein, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities, such as fire and sanitation vehicles, telecommunications equipment, and other capital assets. Generally, the Portfolios will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives a Portfolio a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.

         Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation" clauses providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance obligations.

         In determining the liquidity of a municipal lease obligation, the Advisor will differentiate between direct municipal leases and municipal lease-backed securities, the latter of which may take the form of a lease-backed revenue bond, a tax-exempt asset-backed security, or any other investment structure using a municipal lease-purchase agreement as its base. While the former may present liquidity issues, the latter are based on a well-established method of securing payment of a municipal lease obligation.


MARKET DISRUPTION RISK

         The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities.

         Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a Portfolio. For the Money Market Portfolio, investing in these securities may make it more difficult to maintain a stable net asset value per share.


UNDERLYING PORTFOLIOS' RIGHTS AS SHAREHOLDERS

         The Portfolios do not intend to direct or administer the day-to-day operations of any company whose shares they hold. A Portfolio, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the board of directors or trustees, and the shareholders of a company when its Advisor determines that such matters could have a significant effect on the value of the Portfolio's investment in the company. The activities that a Portfolio may engage in, either individually or in conjunction with other shareholders, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's board of directors or trustees, or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third-party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a Portfolio could be involved in lawsuits related to such activities. The Advisor will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the Portfolio and the risk of actual liability if the Portfolio is involved in litigation. There is no guarantee, however, that litigation against a Portfolio will not be undertaken or liabilities incurred.


REAL ESTATE-RELATED INSTRUMENTS

         Real estate-related instruments include real estate investment trusts ("REITs"), commercial and residential mortgage-backed securities and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real assets, overbuilding and the management and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.


REFUNDING CONTRACTS

         Refunding obligations require the issuer to sell and a Portfolio to buy refunded municipal obligations at a stated price and yield on a settlement date that may be several months or years in the future. The Portfolio generally will not be obligated to pay the full purchase price if it fails to perform under a refunding contract. Instead, refunding contracts generally provide for payment of liquidated damages to the issuer (currently 15% to 20% of the purchase price). The Portfolio may secure its obligations under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provisions of the refunding contract. When required by SEC guidelines, the Portfolio will place liquid assets in a segregated custodial account equal in amount to its obligations under refunding contracts.


REPURCHASE AGREEMENTS

         In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell it to the seller at an agreed upon price on an agreed upon date. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed-upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed-upon resale price and marked to market daily) of the underlying security. The risk associated with repurchase agreements is that a Portfolio may be unable to sell the collateral at its full value in the event of the seller's default. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Portfolio in connection with bankruptcy proceedings), it is each Portfolio's current policy to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by its Advisor.

REVERSE REPURCHASE AGREEMENTS

         In a reverse repurchase agreement, a Portfolio sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Portfolio will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Portfolio will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by its Advisor. These transactions may increase fluctuations in the market value of the Portfolio's assets and may be viewed as a form of leverage.


SECURITIES LENDING

         The Board of Trustees has authorized securities lending for the following Underlying Portfolios: Short-Term Bond Portfolio and Income Portfolio. These Portfolios may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows the Portfolio to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and found satisfactory by the Advisor.

         It is the current view of the SEC that the Portfolios may engage in loan transactions only under the following conditions: (1) a Portfolio must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, a Portfolio must be able to terminate the loan at any time; (4) a Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) a Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) a Portfolio must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower. Cash received through loan transactions may be invested in any security in which the Portfolio is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (I.E., capital appreciation or depreciation).


SOVEREIGN DEBT OBLIGATIONS

         Sovereign debt instruments are securities issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require negotiations or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and interest is not guaranteed by the U.S. government.


STANDARD & POOR'S DEPOSITARY RECEIPTS ("SPDRS")

         SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market as SPDRs are listed on the American Stock Exchange. The UIT will issue SPDRs in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the S&P 500, (b) a cash payment equal to a pro rata portion of the dividends accrued to the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P 500 and the net asset value of a Portfolio Deposit.

         SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, a Portfolio must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

         The price of SPDRs is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of a traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Portfolio could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks, described below under "Hedging Strategies" relating to options, involved in the writing of options on securities.


SWAP AGREEMENTS

         Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Portfolio's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. A Portfolio is not limited to any particular form of swap agreement if its Advisor determines it is consistent with the Portfolio's investment objective and policies.

         In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the rights to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

         Swap agreements will tend to shift a Portfolio's investment exposure from one type of investment to another. For example, if the Portfolio agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Portfolio's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility a Portfolio's investments and its share price and yield.

         The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Portfolio. If a swap agreement calls for payments by a Portfolio, the Portfolio must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. The Portfolios expect to be able to reduce their exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

         A Portfolio will maintain appropriate liquid assets in segregated custodial accounts to cover its current obligations under swap agreements. If a Portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Portfolio's accrued obligations under the swap agreement over the accrued amount the Portfolio is entitled to receive under the agreement. If a Portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Portfolio's accrued obligations under the agreement.


VARIABLE OR FLOATING RATE INSTRUMENTS AND DEMAND OBLIGATIONS

         The Money Market Portfolio may invest in variable or floating rate instruments that ultimately mature in more than 397 days, if the Portfolio acquires a right to sell the securities that meet certain requirements set forth in Rule 2a-7 under the 1940 Act. They may also invest in variable or floating rate demand obligations (VRDOs/FRDOs). These obligations are tax-exempt obligations that bear variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. Floating rate obligations have interest rates that change whenever there is a change in a designated base rate while variable rate obligations provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the VRDO or FRDO that approximates its par value.

         A demand obligation with a conditional demand feature must have received both a short-term and a long-term high quality rating from a NRSRO or, if unrated, have been determined by the Advisor to be of comparable quality pursuant to procedures adopted by the Board of Trustees. A demand obligation with an unconditional demand feature may be acquired solely in reliance upon a short-term high quality rating or, if unrated, upon finding of comparable short-term quality pursuant to procedures adopted by the Board.

         A Portfolio may invest in fixed-rate bonds that are subject to third party puts and in participation interests in such bonds held by a bank in trust or otherwise. These bonds and participation interests have tender options or demand features that permit a Portfolio to tender (or put) the bonds to an institution at periodic intervals of up to one year and to receive the principal amount thereof. A Portfolio considers variable rate obligations structured in this way (participating VRDOs) to be essentially equivalent to other VRDOs that it may purchase. The Internal Revenue Service (the "IRS") has not ruled whether or not the interest on participating VRDOs is tax-exempt and, accordingly, the Portfolios intend to purchase these obligations based on opinions of bond counsel.

         A variable rate instrument that matures in 397 or fewer days may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A variable rate obligation that matures in more than 397 days but that is subject to a demand feature that is 397 days or fewer may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate instrument or obligation that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount may be recovered through demand. The Money Market Portfolio may purchase a demand obligation with a remaining final maturity in excess of 397 days only if the demand feature can be exercised on no more than 30 days' notice (a) at any time or (b) at specific intervals not exceeding 397 days.


WARRANTS

         Warrants are securities that give a Portfolio the right to purchase equity securities from an issuer at a specific price (the "strike price") for a limited period of time. The strike price of a warrant is typically much lower than the current market price of the underlying securities, yet a warrant is subject to greater price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss.

         Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.


HEDGING STRATEGIES

         FUTURES TRANSACTIONS

         A Portfolio may use futures contracts and options on such contracts for bona fide hedging purposes within the meaning of regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). A Portfolio may also establish positions for other purposes provided that the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the liquidation value of the Portfolio after taking into account unrealized profits and unrealized losses on any such instruments.

         FUTURES CONTRACTS

         When a Portfolio purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Portfolio sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a Portfolio enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the S&P
500. A futures contract can be held until its delivery date, or can be closed out prior to its delivery date if a liquid secondary market is available.

         The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

         FUTURES MARGIN PAYMENTS

         The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant ("FCM"), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Portfolio's investment limitations. In the event of the bankruptcy of a FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

         PURCHASING PUT AND CALL OPTIONS RELATING TO SECURITIES OR FUTURES CONTRACTS

         By purchasing a put option, a Portfolio obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed price (strike price). In return for this right, a Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. A Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If a Portfolio exercises the option, it completes the sale of the underlying instrument at the strike price. A Portfolio may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

         The buyer of a typical put option can expect to realize a gain if the price of the underlying security falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put-buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

         The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call-buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if the price of the underlying instrument does not rise sufficiently to offset the cost of the option.

         WRITING PUT AND CALL OPTIONS

         When a Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract a Portfolio will be required to make margin payments to a FCM as described above for futures contracts. A Portfolio may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option a Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

         If the price of the underlying instrument rises, a put-writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the price of the underlying instrument remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the price of the underlying instrument falls, the put-writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

         Writing a call option obligates a Portfolio to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing a call option is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call-writer mitigates the effects of a price decline. At the same time, because a call-writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call-writer gives up some ability to participate in security price increases.

         COMBINED POSITIONS

         A Portfolio may purchase and write options in combination with each other, or in combination with futures contracts or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower strike price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         CORRELATION OF PRICE CHANGES

         Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Portfolio's current or anticipated investments exactly. A Portfolio may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics than those of the securities in which it typically invests - for example, by hedging intermediate-term securities with a futures contract on an index of long-term bond prices, or by hedging stock holdings with a futures contract on a broad-based stock index such as the S&P 500 - which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments.

         Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Portfolio's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect the price of the underlying security the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in the trading of options, futures and securities, or from imposition of daily price fluctuation limits or trading halts. A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or may result in losses that are not offset by gains in other investments.

         LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS

         There is no assurance that a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively-low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if the price of an option or futures contract moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its options or futures positions could also be impaired.

         OTC OPTIONS

         Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of over-the-counter ("OTC") options (options not traded on exchanges) generally are established through negotiation with the other party to the option. While this type of arrangement allows a Portfolio greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges upon which they are traded.

         OPTIONS AND FUTURES CONTRACTS RELATING TO FOREIGN CURRENCIES

         Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S.

dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call option obtains the right to purchase the underlying currency, and the purchaser of a currency put option obtains the right to sell the underlying currency.

         The uses and risks of currency options and futures contracts are similar to options and futures contracts relating to securities or securities indices, as discussed above. A Portfolio may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. A Portfolio may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and option values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Portfolio's investments. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Portfolio against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Portfolio's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match exactly the amount of currency options and futures held by the Portfolio to the value of its investments over time.

         ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS

         The Portfolios will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option position is outstanding, unless they are replaced with other appropriate liquid assets. As a result, there is a possibility that segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

         SHORT SALES

         A Portfolio may enter into short sales with respect to securities it owns, or with respect to stocks underlying its convertible bond holdings (short sales "against the box"). For example, if the Advisor anticipates a decline in the price of the stock underlying a convertible security it holds, the Portfolio may sell the stock short. If the stock price substantially declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security.

         When a Portfolio enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to continue to hold them while the short sale is outstanding. A Portfolio will incur transaction costs, including interest expense, in connection with opening, maintaining and closing short sales against the box.

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


                             PORTFOLIO TRANSACTIONS

         The Advisor seeks the most favorable price and execution with respect to portfolio transactions of the Underlying Portfolios. In seeking the most favorable price and execution, the Advisor, having in mind a Portfolio's best interest, considers all factors it deems relevant, including, by way of illustration: price; the size of the transaction; the nature of the market for the security; the amount of the commission; the timing of the transaction, taking into account market process and trends; the reputation, experience and financial stability of the broker-dealer involved; and the quality of service rendered by the broker-dealer in other transactions.

         Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Portfolio of negotiated brokerage commissions. Such commissions vary by the price and the size of the transaction along with the quality of service. Transactions in foreign securities often involve the payment of fixed brokerage commissions, that are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the OTC markets, but the price paid by a Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

         For each Underlying Portfolio, the Advisor places all orders for the purchase and sale of Portfolio securities and buys and sells securities for the Portfolio through a number of brokers and dealers.

         It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers that execute portfolio transactions for the clients of such advisors. Consistent with this practice, the Advisor may receive research, statistical, and quotation services from broker-dealers with which it places the Portfolio's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to the Advisor and its affiliates in advising various of their clients (including the Portfolios), although not all of these services are necessarily useful and of value in managing the Portfolios. The fee paid by a Portfolio to the Advisor is not reduced because the Advisor and its affiliates receive such services.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, the Advisor of a Portfolio may cause a Portfolio to pay a broker-dealer that provides brokerage and research services to the Advisor a commission in excess of the commission charged by another broker-dealer for effecting a particular transaction. To cause a Portfolio to pay higher commissions, the Advisor must determine in good faith that such commissions are reasonable in

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


relation to the value of the brokerage or research service provided by such executing broker-dealers viewed in terms of a particular transaction or the Advisor's overall responsibilities to the Portfolio or its other clients. In reaching this determination, the Advisor will not attempt to place a specific dollar value on the brokerage or research services provided or to determine what portion of the compensation should be related to those services.

         Certain investments may be appropriate for a Portfolio and for other clients advised by the Advisor. Investment decisions for a Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but fewer than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of the Advisor on the same day. In each of these situations, the transactions will be allocated among the clients in a manner considered by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. Purchase and sale orders for a Portfolio may be combined with those of other clients in the interest of achieving the most favorable execution for the Portfolio.


                        VALUATION OF PORTFOLIO SECURITIES

THE STRATEGY PORTFOLIOS

         The net asset value per share ("NAV") of each of the Strategy Portfolios is based upon the value of its investments in the shares of the Underlying Portfolios, which are valued at their respective NAVs.

VALUATION OF UNDERLYING PORTFOLIOS

         MONEY MARKET PORTFOLIO

         The Money Market Portfolio values its investments on the basis of amortized cost. This method involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its value based on current market quotations or appropriate substitutes which reflect current market conditions. The amortized cost value of an instrument may be higher or lower than the price the Portfolio would receive if it sold the instrument.

         Valuing the Portfolio's instruments on the basis of amortized cost and use of the term "money market portfolio" are permitted by Rule 2a-7 under the 1940 Act. Money Market Portfolio must adhere to certain conditions under Rule 2a-7.

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


         The Board of Trustees oversees the Advisor's adherence to SEC rules concerning money market funds, and has established procedures designed to stabilize the Money Market Portfolio's NAV at $1.00. At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. If the Trustees believe that a deviation from a Portfolio's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees will take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, such dilution or other unfair result. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

         During periods of declining interest rates, the Portfolio's yield based on amortized cost may be higher than the yield based on market valuations. Under these circumstances, a shareholder in the Portfolio would be able to obtain a somewhat higher yield than would result if the Portfolio utilized market valuations to determine its NAV. The converse would apply in a period of rising interest rates.


         OTHER UNDERLYING PORTFOLIOS

         Valuations of portfolio securities furnished by the pricing service utilized by the Fund are based upon a computerized matrix system and/or appraisals by the pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized securities dealers. The methods used by the pricing service and the quality of valuations so established are reviewed by officers of the Fund and each Portfolio's respective pricing agent under general supervision of the Board of Trustees.

         Securities owned by each of the Underlying Portfolios are valued by various methods depending on the market or exchange on which they trade. Securities traded on a national securities exchange are valued at the last sale price, or if no sale has occurred, at the closing bid price. Securities traded in the over-the-counter market are valued at the last sale price, or if no sale has occurred, at the closing bid price. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined under procedures established by the Board of Trustees.

         Generally, the valuation of foreign and domestic equity securities, as well as corporate bonds, U.S. Government securities, Money Market Instruments, and repurchase agreements, is substantially completed each day at the close of the NYSE. The values of any such securities held by an Underlying Portfolio are determined as of such time for the purpose of computing an Underlying Portfolio's NAV. Foreign security prices are furnished by independent brokers or quotation services which express the value of securities in their local currency. The pricing agent gathers all exchange rates daily at 2:00 p.m., Eastern time, and using the last quoted price of the security in the local currency, translates the value of foreign securities from their local currency into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to affect materially the value of a portfolio security occurs after the close of an exchange on which that security is traded, then the security will be valued pursuant to the procedures established by the Board of Trustees.

                              PORTFOLIO PERFORMANCE


YIELD CALCULATIONS

         For shares of the Strategy Portfolios, yields used in advertising are computed by dividing the interest income for a given 30-day or one-month period, net of the Portfolio's expenses, by the average number of shares entitled to receive dividends during the period, dividing this figure by the Portfolio's NAV at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of the yield quotations in accordance with standardized methods applicable to all stock and bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.

         Income calculated for the purposes of determining yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a Portfolio's yield may not equal its distribution rate, the income paid to your account, or income reported in the Portfolio's financial statements.

         See Appendix B for tables showing the effect of a shareholder's tax status on effective yield under the Federal income tax laws for 2002.

         The table below sets forth the yields and effective yields for the underlying Money Market Portfolio for the seven-day period ended April 30, 2002 as well as the yields for certain Underlying Portfolios for the 30-day period ended April 30, 2002:

         [to be added by subsequent amendment]

AVERAGE ANNUAL TOTAL RETURN (BEFORE TAXES)

         Average annual total return before taxes is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns, each Strategy Portfolio: (1) determines the growth or decline in value of a hypothetical historical investment in the Portfolio over a stated period; and
(2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return before taxes of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Portfolio.

Average annual total return before taxes is calculated according to the following formula:

         P (1+T) n = ERV

         Where:
                  P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending redeemable value at the end of the
                                    applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

         Because average annual returns tend to smooth out variations in the Portfolios' returns, shareholders should recognize that they are not the same as actual year-by-year results.

         The calculation for average annual total returns before taxes is made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date,
(2) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of Shares), and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Portfolio during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

         Average annual total return after taxes on distributions is calculated using a formula prescribed by the SEC. Each Strategy Portfolio computes such return by finding the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment.

         Average annual total return after taxes on distributions is calculated according to the following formula:

         P (1 + T) n  = ATV[D]

         Where:
                  P =      hypothetical initial payment of $1,000;
                  T =      average annual total  return  (after  taxes  on
                           distributions);
                  n =      period covered  by the  computation,  expressed  in
                           years.
             ATV[D] =      ending  value of a  hypothetical $1,000  payment made
                           at the beginning of the 1-, 5- or 10-year (or other)
                           periods at the end of  the  applicable  period  (or
                           fractional portion), after   taxes  on  Portfolio
                           distributions but not after taxes on redemptions.

         The calculation for average annual total returns after taxes on distributions is made assuming that (1) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of Shares), and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Portfolio during the periods is reflected. The Portfolio assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees. The ending redeemable value (variable "ATV[D]" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period. For this calculation, the Portfolio assumes that the redemption has no tax consequences.

         The Portfolios calculate the taxes due on any distributions by applying the applicable tax rates (as described below) to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution will be as specified by the Portfolios on the dividend declaration date, unless adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law.

         The Portfolios calculate taxes due on any distributions using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, ordinary income tax rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The Portfolios have disregarded any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES)

         Each Strategy Portfolio, when advertising average annual total return after taxes on distributions and sale of Shares, computes such return by finding the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment.

         Average annual total return, after taxes on distributions and sale of Shares, is calculated according to the following formula:

         P (1 + T)n  =  ATV[DR]

         Where:

                  P =    hypothetical initial payment of $1,000;

                  T =    average annual total return (after taxes on
                         distributions and sale of Shares);
                  n =    period  covered by the computation, expressed in years.
            ATV[DR] =    ending value of a  hypothetical $1,000 payment made
                         at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion), after taxes on Portfolio distributions and sale of Shares.

         The calculation for average annual total returns after taxes on distributions and sale of Shares is made assuming that (1) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of Shares), and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Portfolio during the periods is reflected. The Portfolios assumes that there are no additional taxes or tax credits resulting from any redemption of Shares required to pay any non-recurring fees.

         The  Portfolios  calculate  the  taxes  due  on  any  distributions  as
described   above  under   `Average   Annual  Total  Returns   (After  Taxes  on
Distributions).'

         The ending redeemable value (variable "ATV[DR]" in the formula) is determined by assuming complete redemption of the hypothetical investment, by deducting all nonrecurring and capital gains taxes resulting from the redemption and by adding any tax benefit, in each case at the end of the measuring period. The Portfolios calculate the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges). The Portfolios separately track the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, the Portfolios include the distribution net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.

         The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for Shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The Portfolios do not assume that Shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

         The Portfolios calculate capital gain taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The Portfolios assume that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

         The table below sets forth the average annual total returns for the Underlying Portfolios for the periods stated:

         [to be added by subsequent amendment]


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


CALCULATION OF NAV

         Each Strategy Portfolio is open for business and its NAV is calculated each day that the Federal Reserve Bank of New York ("FRB") and the New York Stock Exchange ("NYSE") are open for trading (a "Business Day").

         The calculation of the NAV, dividends and distributions of a Portfolio's Class A shares recognizes two types of expenses. General expenses that do not pertain specifically to any class are allocated pro rata to the shares of each class, based on the percentage of the net assets of such class to the Portfolio's total assets, and then equally to each outstanding share within a given class. Such general expenses include (i) management fees, (ii) legal, bookkeeping and audit fees, (iii) printing and mailing costs of shareholder reports, prospectuses, statements of additional information and other materials for current shareholders, (iv) fees to independent Trustees, (v) custodian expenses, (vi) share issuance costs, (vii) organization and start-up costs,
(viii)  interest,  taxes  and  brokerage  commissions,  and  (ix)  non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (i) distribution and/or other fees, (ii) transfer and shareholder servicing agent fees and expenses, (iii) registration fees and (iv) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to a Portfolio as a whole.

         The following holiday closings have been scheduled for 2002 and the Fund expects the schedule to be the same in the future: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The NYSE or FRB may also close on other days. When the NYSE or the FRB is closed, or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the SEC to merit such action, each Portfolio will determine its NAV at the close of business, the time of which will coincide with the closing of the NYSE. To the extent that securities held by a Portfolio are traded in other markets on days the NYSE or FRB is closed (when investors do not have access to the Portfolio to purchase or redeem shares), the Portfolio's NAV may be significantly affected.

REDEMPTION IN KIND

         Under normal circumstances, a Strategy Portfolio will redeem shares in cash as described in the prospectus. However, if the Advisor determines that it would be in the best interests of the remaining shareholders to make payment of the redemption price in whole or in part by a distribution in kind of portfolio securities (i.e., shares of the Underlying Portfolios) in lieu of cash, pursuant to procedures adopted by the Board of Trustees and in conformity with applicable rules of the SEC, the Portfolio will make such distributions in kind. If shares are redeemed in kind, the redeeming shareholder will incur brokerage costs in later converting the assets into cash. The method of valuing the Underlying Portfolio shares is described under "Calculation of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Portfolio during any 90-day period for any one shareholder.

                                      TAXES

         The following is only a summary of certain additional Federal income tax considerations generally affecting the Strategy Portfolios and their shareholders that are not described in the prospectuses. No attempt is made to present a detailed explanation of the Federal, state or local tax treatment of the Portfolios or their shareholders, and the discussion here and in the prospectuses is not intended as a substitute for careful tax planning.


         The following discussion of Federal income tax considerations is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein and may have a retroactive effect with respect to the transactions contemplated herein.


TAXATION OF THE STRATEGY PORTFOLIOS

         Each Strategy Portfolio is treated as a separate corporation for federal income tax purposes and intends to continue to qualify for treatment as a RIC under the Code. By doing so, a Portfolio (but not its shareholders) will be relieved of Federal income tax on the part of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions, if any, determined without regard to any deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.

         To continue to qualify for treatment as a RIC, a Strategy Portfolio must distribute annually to its shareholders at least 90% of its investment company taxable income (the "Distribution Requirement") and must meet several additional requirements. With respect to each Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies (the "Income Requirement"); and (2) at the close of each quarter of the Portfolio's taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (b) not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or securities of other RICs) of any one issuer.

         If a Strategy Portfolio failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions that otherwise would be "exempt-interest dividends" described below under "- Tax-Free Portfolios" and distributions of net capital gain, as taxable dividends (that is, ordinary income) to the extent of the Portfolio's earnings and profits. (For corporate shareholders, however, those distributions generally would be eligible for the 70% dividends-received deduction.) In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

         Each Strategy Portfolio will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. For purposes of the foregoing, a Portfolio will include in the amount distributed in a calendar year any amount taxed to it for the taxable year ending in that calendar year. Each Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the Excise Tax. However, a Portfolio may in certain circumstances be required to liquidate portfolio investments to make those distributions.

         The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Gain from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward contracts a Portfolio derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

         Certain futures, foreign currency contracts and listed nonequity options (such as those on a securities index) in which a Portfolio may invest will be subject to section 1256 of the Code

("section 1256 contracts"). Any section 1256 contracts a Portfolio holds at the end of its taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.
Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Portfolio must distribute to satisfy the Distribution Requirement (I.E., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a Portfolio recognizes, without in either case increasing the cash available to the Portfolio.

         Offsetting positions a Portfolio enters into or holds in any actively traded security, option, futures or forward contract may constitute a "straddle" for Federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of the Portfolio's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Portfolio's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available to a Portfolio, which may mitigate the effects of the straddle rules, particularly with respect to "mixed straddles" (I.E., a straddle of which at least one, but not all, of the positions are section 1256 contracts).

         When a covered call option written (sold) by a Portfolio expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a Portfolio terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Portfolio is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the underlying security's basis.


TAXATION OF SHAREHOLDERS

         Distributions from a Strategy Portfolio's investment company taxable income (which includes net short-term capital gain) are taxed as dividends, which generally are taxed at a maximum marginal rate of 39.6% in the case of non-corporate taxpayers. Distributions out of a Portfolio's net capital gain, if any, that it designates as capital gain distributions are taxed to its shareholders as long-term capital gain, regardless of the length of time a shareholder has held the shares on which the distributions are paid and whether the gain was reflected in the price the shareholder paid for those shares or is attributable to bonds bearing tax-exempt interest. Net capital gain of a non-corporate taxpayer generally is taxed at a maximum rate of 20%. Corporate taxpayers are currently taxed at the same maximum marginal rates on both ordinary income and net capital gain.

         A portion of the dividends from a Portfolio's investment company taxable income, whether paid in cash or reinvested in additional shares, may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends a Portfolio receives from domestic corporations (and capital gain distributions thus are not eligible for the deduction). However, dividends a corporate shareholder receives and deducts pursuant to the dividends-received deduction are subject indirectly to the AMT. Corporate shareholders should consult their tax advisors regarding other requirements applicable to the dividends-received deduction.

         The Portfolios' distributions are taxable when they are paid, whether taken in cash or reinvested in additional shares, except that distributions declared in the last quarter of any calendar year and payable to shareholders of record on a date in that quarter will be taxed as though paid on December 31 if they are paid in January of the following year. The Portfolios will send non-corporate shareholders a tax statement by January 31 showing the tax status of the distributions received in the prior year.

         Shareholders may realize capital gain or loss when they redeem (sell) or exchange their Portfolio shares. Any such gain or loss recognized by a shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares were held for more than twelve months, provided that if a shareholder redeems or exchanges at a loss Portfolio shares held for six months or less on which a capital gain distribution was paid, then the loss will be treated as a long-term capital loss to the extent of that distribution. Any resultant net capital gain will be subject to the maximum 20% rate.

         On the record date for a dividend or capital gain distribution, the applicable Portfolio's share value is reduced by the amount of the distribution. If a shareholder were to buy shares shortly before the record date ("buying a dividend"), he or she would pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

         Each Portfolio must withhold and remit to the U.S. Treasury 30% (during 2002 and 2003) of taxable dividends, capital gain distributions and redemption proceeds, regardless of the extent to which gain or loss may be realized, payable to any individuals and certain other non-corporate shareholders if the shareholder fails to certify that the taxpayer identification number ("TIN") furnished to the Portfolio is correct ("backup withholding"). Backup withholding at those rates also is required from a Portfolio's dividends and capital gain distributions payable to such a shareholder if (1) the shareholder fails to certify that he or she has not received notice from the IRS that the shareholder is subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return or (2) the IRS notifies the Portfolio to institute backup withholding because the IRS determines that the shareholder's TIN is incorrect or the shareholder has failed to properly report such income.

         To the extent that an Underlying Portfolio derives dividends from domestic corporations, a portion of the income distributions of a Strategy Portfolio which invests in that Underlying Portfolio may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares held by the Underlying Portfolio with respect to which the dividends are received are treated as debt-financed under Federal income tax law and the deduction is eliminated if either those shares or the shares of the Underlying Portfolio or the Strategy Portfolio are deemed to have been held by the Underlying Portfolio, the Strategy Portfolio or the shareholders for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend. Income received by an Underlying Portfolio from sources within a foreign country may be subject to withholding and other taxes imposed by that country. If more than 50% of the value of an Underlying Portfolio's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Underlying Portfolio will be eligible and may elect to "PASS-THROUGH" to its shareholders, including a Strategy Portfolio, the amount of such foreign income and similar taxes paid by the Underlying Portfolio. Pursuant to this election, the Strategy Portfolio would be required to include in gross income (in addition to taxable dividends actually received), its pro rata share of foreign income and similar taxes and to deduct such amount in computing its taxable income or to use it as a foreign tax credit against its U.S. Federal income taxes, subject to limitations. A Strategy Portfolio would not, however, be eligible to elect to "PASS-THROUGH" to its shareholders the ability to claim a deduction or credit with respect to foreign income and similar taxes paid by the Underlying Portfolio. Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gains, regardless of the length of time the shares of a Portfolio have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her Federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares, including exchanges for shares of another ARK Funds Portfolio, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements

TAXATION OF THE UNDERLYING PORTFOLIOS

         Each Underlying Portfolio intends to qualify annually and elects to be treated as a regulated investment company under Subchapter M of the Code. In any year in which an Underlying Portfolio qualifies as a regulated investment company and timely distributes all of its taxable income, the Underlying Portfolio generally will not pay any Federal income or excise tax. Distributions of an Underlying Portfolio's investment company taxable income are taxable as ordinary income to a Strategy Portfolio which invests in the Underlying Portfolio. Distributions of the excess of an Underlying Portfolio's net long-term capital gain over its net short-term capital loss, which are properly designated as "CAPITAL GAIN DIVIDENDS," are taxable as long-term capital gain to a Strategy Portfolio which invests in the Underlying Portfolio, regardless of how long the Strategy Portfolio held the Underlying Portfolio shares, and are not eligible for the corporate dividends-received deduction. Upon the sale or other disposition by a Strategy Portfolio of shares of an Underlying Portfolio, the Strategy Portfolio generally will realize a capital gain or loss which will be long-term or short-term, generally depending upon the Strategy Portfolio's holding period for the shares. Shareholders should consult their tax advisors about the application of the provisions of tax law described in this Statement of Additional Information ("SAI") in light of their particular tax situations.

                              TRUSTEES AND OFFICERS


         Each Portfolio is a series of the Fund, an open-end management investment company offering redeemable shares of beneficial interest. The Fund's Board of Trustees provides broad supervision over the affairs of the Portfolios and the Fund, with respect to the Fund's and the Portfolio's management in compliance with applicable laws of the Commonwealth of Massachusetts. The officers of the Fund are responsible for the Portfolios' operations. The names of the Trustees and officers of the Fund, their position with the Fund and length of time served, address, date of birth and principal occupations during the past five years are set forth below. For each Trustee, information concerning the number of portfolios overseen by the Trustee and other directorships/trusteeships held by the Trustee has also been included. Trustees considered "interested persons" within the meaning of the 1940 Act ("Interested Trustees") are listed separately from those Trustees not considered "interested persons" within the meaning of the 1940 Act ("Disinterested Trustees").

NAME, ADDRESS                   POSITION(S)         LENGTH OF    PRINCIPAL OCCUPATION(S)        NUMBER OF       OTHER
AND DATE OF BIRTH               WITH THE TRUST      TIME                                        PORTFOLIOS IN   DIRECTORSHIPS/
                                                    SERVED 1     DURING THE PAST FIVE YEARS     FUND COMPLEX    TRUSTEESHIPS HELD
                                                                                                OVERSEEN BY     BY TRUSTEE
                                                                                                TRUSTEE
....................................................................................................................................
INTERESTED TRUSTEE
....................................................................................................................................
   RICK A. GOLD(2)              Trustee and         since 2000   Executive Vice President of    33              None
   100 East Pratt Street        President,                       Asset Management Group of
   15th Floor                   Valuation                        Allfirst Financial, Inc.,
   Baltimore, MD 21202          Committee(3)                     the parent company of
   Date of Birth: 8/4/49        (member)                         Allfirst Trust Company,
                                                                 N.A.  and AIA
....................................................................................................................................
DISINTERESTED TRUSTEES
................................ ................... ............ .............................. ............... ...................
   WILLIAM H. COWIE, JR.        Trustee and         since 1993   Retired Since 1995             33              None
   1408 Ruxton Road,            Chairman, Audit
   Baltimore, MD 21204.         Committee(4)
   Date of Birth:  1/24/31      (member),
                                Valuation
                                Committee (member)
................................ ................... ............ .............................. ............... ...................
  DAVID D. DOWNES               Trustee, Audit      since 1995   Attorney in private practice   33              None
  210 Allegheny Avenue          Committee                        since 1996
  Towson, MD 21204              (member)
  Date of Birth: 7/16/35

................................ ................... ............ .............................. ............... ...................

                                       47




NAME, ADDRESS                   POSITION(S)         LENGTH OF    PRINCIPAL OCCUPATION(S)        NUMBER OF       OTHER
AND DATE OF BIRTH               WITH THE TRUST      TIME                                        PORTFOLIOS IN   DIRECTORSHIPS/
                                                    SERVED1      DURING THE PAST FIVE YEARS     FUND COMPLEX    TRUSTEESHIPS HELD
                                                                                                OVERSEEN BY     BY TRUSTEE
                                                                                                TRUSTEE
....................................................................................................................................
DISINTERESTED TRUSTEES (continued)
................................ ................... ............ .............................. .............. ....................
  SIR                           Trustee, Audit      since 2000   Private Investor since 1994;   33             Director and
  VICTOR GARLAND                Committee                        President of The Govett                       Chairman of
  15 Wilton Place               (member)                         Funds, Inc., a U.K.                           Henderson Far East
  Knightsbridge, London                                          registered mutual fund                        Income Trust plc
  SW1X 8RL                                                       company; Director of a                        (Chairman since
  Date of Birth: 5/5/34                                          number of U.K. public                         1990);  Director
                                                                 companies                                     of Framington
                                                                                                               Income and Capital
                                                                                                               Trust plc;
                                                                                                               Director and
                                                                                                               Chairman of
                                                                                                               Fidelity Asian
                                                                                                               Values plc
                                                                                                               (Chairman since
                                                                                                               2001); Director
                                                                                                               and Chairman of
                                                                                                               Govett Enhanced
                                                                                                               Income Investment
                                                                                                               Trust plc;
                                                                                                               Director of GEIIT
                                                                                                               plc; Director of
                                                                                                               Govett Asian
                                                                                                               Income and Growth
                                                                                                               Trust Ltd.
................................ ................... ............ .............................. .............. ....................
  CHARLOTTE R. KERR             Trustee, Audit      since 1993   Practitioner and faculty       33
  American City Building        Committee                        member of Traditional
  10227 Wincopin Circle         (member)                         Acupuncture Institute
  Suite 108
  Columbia, MD 21044
  Date of Birth: 9/26/46

................................ ................... ............ .............................. .............. ....................
  RICHARD B. SEIDEL             Trustee, Audit      since 1998   Director and President         33
  770 Hedges Lane               Committee                        (since 1994) of Girard
  Wayne, PA 19087               (member)                         Partners, a registered
  Date of Birth: 4/20/41                                         broker-dealer.

                                       48




NAME, ADDRESS                   POSITION(S)         LENGTH OF    PRINCIPAL OCCUPATION(S)        NUMBER OF       OTHER
AND DATE OF BIRTH               WITH THE TRUST      TIME                                        PORTFOLIOS IN   DIRECTORSHIPS/
                                                    SERVED1      DURING THE PAST FIVE YEARS     FUND COMPLEX    TRUSTEESHIPS HELD
                                                                                                OVERSEEN BY     BY TRUSTEE
                                                                                                TRUSTEE
....................................................................................................................................
OFFICERS
....................................................................................................................................
  STACEY A. HONG                Treasurer           since June   Director (since 1998) of       N/A             N/A
  Forum Financial Group, LLC                        2002         Forum Accounting Services,
  Two Portland Square                                            LLC, with which he has been
  Portland, ME 04101                                             associated since 1992;
  Date of Birth: 5/10/66                                         Treasurer of various funds
                                                                 managed and distributed by
                                                                 Forum Fund Services, LLC and
                                                                 Forum Administrative
                                                                 Services, LLC
................................ ................... ............ .............................. ............... ...................
  MICHELE L. DALTON             Vice President      since 2000   Senior Vice Present of         N/A             N/A
  100 East Pratt Street         and Assistant                    Allfirst Financial, Inc.
  15th Floor                    Secretary                        since 1994
  Baltimore, MD 21202
  Date of Birth: 2/16/59

................................ ................... ............ .............................. ............... ...................
  THOMAS R. RUS, ESQ.           Secretary,          since 2000   Vice President and Trust       N/A             N/A
  100 East Pratt Street         Valuation                        Counsel of Allfirst Trust
  15th Floor                    Committee (member)               Company, N.A. and Allfirst
  Baltimore, MD 21202                                            Bank with which he has been
  Date of Birth: 10/11/59                                        associated since 1995;
                                                                 Compliance Officer of
                                                                 Allfirst Trust Company, N.A.
                                                                 and ARK Funds.
................................ ................... ............ .............................. ............... ...................
  D. BLAINE RIGGLE, ESQ.                            since 2002   Relationship Manager and       N/A             N/A
  Forum Financial Group, LLC    Vice-President,                  Counsel, Forum Financial
  Two Portland Square           Assistant                        Group, LLC, a mutual fund
  Portland, ME 04101            Secretary                        administration company,
  Date of Birth: 11/12/66                                        since 1998; Associate
                                                                 Counsel, Wright Express
                                                                 Corporation, a Fleet credit
                                                                 card company, from March
                                                                 1997 to January 1998;
                                                                 Officer, various funds
                                                                 managed and distributed by
                                                                 Forum Fund Services, LLC and
                                                                 Forum Administrative
                                                                 Services, LLC
................................ ................... ............ .............................. ............... ...................

                                       49





NAME, ADDRESS                   POSITION(S)         LENGTH OF    PRINCIPAL OCCUPATION(S)        NUMBER OF       OTHER
AND DATE OF BIRTH               WITH THE TRUST      TIME                                        PORTFOLIOS IN   DIRECTORSHIPS/
                                                    SERVED1      DURING THE PAST FIVE YEARS     FUND COMPLEX    TRUSTEESHIPS HELD
                                                                                                OVERSEEN BY     BY TRUSTEE
                                                                                                TRUSTEE
....................................................................................................................................
OFFICERS (continued)
....................................................................................................................................
  CHERYL O. TUMLIN, ESQ.        Vice-President,     since 2002   Counsel, Forum Financial       N/A             N/A
  Forum Financial Group, LLC    Assistant                        Group, LLC, since November
  Two Portland Square           Secretary                        2001 and from July 1996 to
  Portland, ME 04101                                             January 1999;   Counsel,
  Date of Birth: 6/3066                                          I-many, Inc., a software
                                                                 company, from January 1999
                                                                 to October   2001; Officer,
                                                                 various funds managed  and
                                                                 distributed  by Forum Fund
                                                                 Services, LLC and  Forum
                                                                 Administrative Services, LLC
................................ ................... ............ .............................. ............... ...................
  DAWN L. TAYLOR                                    since 2002   Tax Manager, Forum Financial   N/A             N/A
  Forum Financial Group, LLC    Assistant                        Group, LLC, since October
  Two Portland Square           Treasurer                        1997;  Senior Tax
  Portland, ME 04101                                             Accountant, Purdy, Bingham &
  Date of Birth: 5/14/64                                         Burrell, LLC, a public
                                                                 accounting firm, from
                                                                 January 1997 to October
                                                                 1997; Senior Fund
                                                                 Accountant, Forum Financial
                                                                 Group, LLC, September 1994
                                                                 to October 1997; Officer,
                                                                 various funds managed and
                                                                 distributed by Forum Fund
                                                                 Services, LLC and Forum
                                                                 Administrative Services, LLC
................................ ................... ............ .............................. ............... ...................
  NATHAN GEMMITI, ESQ.                              since 2002   Staff Attorney, Forum          N/A             N/A
  Forum Financial Group, LLC    Assistant                        Financial Group, LLC, since
  Two Portland Square           Secretary                        July 2001; Associate at the
  Portland, ME 04101                                             law firm of Pierce Atwood
  Date of Birth: 8/6/70                                          from August 1998 through
                                                                 July 2001; Officer, various
                                                                 funds managed  and
                                                                 distributed  by Forum Fund
                                                                 Services, LLC and  Forum
                                                                 Administrative Services, LLC
................................ ................... ............ .............................. ............... ...................

(1)  Term of service is indefinite.

(2)  Mr.  Gold  is an  Interested  Trustee  because  he is  the  Executive  Vice
     President of the Asset Management Group of Allfirst Financial, Inc. Allfirst Financial Inc. is the parent company of Allfirst Trust Company, N.A. and of the advisor to certain of the Portfolios, Allied Investment Advisors, Inc.

(3) Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining net asset value per share of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust consistent with valuation procedures approved by the Board. The Valuation Committee meets when necessary. During the fiscal year ended April 30, 2002, the Valuation Committee met three times.
(4) Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is responsible for meeting with the Trust's independent certified public accountants to (1) review the arrangements and scope of any audit; (2) discuss matters of concern relating to the Trust's financial statements, including any adjustments to such statements recommended by the accountants, or other results of any audit; (3) consider the accountants' comments with respect to the Trust's financial policies, procedures, and internal accounting controls; and (4) review any form of opinion the accountants propose to render to the Trust. The Audit Committee met one time during the fiscal year ended April 30, 2002.
(5) The Trust's Nominating Committee, which meets when necessary, is charged with the duty of nominating all Disinterested Trustees and committee members, and presenting those nominations to the Board. During the fiscal year ended April 30, 2002, the Nominating Committee did not meet.


         TRUSTEE OWNERSHIP IN THE TRUST

------------------------------------- ----------------------------------------- --------------------------------------
                                                                                 AGGREGATE DOLLAR RANGE OF OWNERSHIP
                                                                                AS OF DECEMBER 31, 2001 IN ALL FUNDS
                                      DOLLAR RANGE OF BENEFICIAL OWNERSHIP IN      OVERSEEN BY TRUSTEE IN THE FUND
              TRUSTEES                               THE FUNDS                                 COMPLEX
------------------------------------- ----------------------------------------- --------------------------------------

------------------------------------- ----------------------------------------- --------------------------------------
INTERESTED TRUSTEE
------------------------------------- ----------------------------------------- --------------------------------------
Rick A. Gold                                       over $100,000                            over $100,000
------------------------------------- ----------------------------------------- --------------------------------------
DISINTERESTED TRUSTEES
------------------------------------- ----------------------------------------- --------------------------------------
William H. Cowie, Jr.                              over $100,000                            over $100,000
------------------------------------- ----------------------------------------- --------------------------------------
David D. Downes                                         None                                    None
------------------------------------- ----------------------------------------- --------------------------------------
Sir Victor Garland                                  $1 - $10,000                            $1 - $10,000
------------------------------------- ----------------------------------------- --------------------------------------
Charlotte R. Kerr                                       None                                    None
------------------------------------- ----------------------------------------- --------------------------------------
Richard B. Seidel                                $50,000 - $100,000                      $50,000 - $100,000
------------------------------------- ----------------------------------------- --------------------------------------


         OWNERSHIP IN SECURITIES OF THE ADVISOR AND RELATED COMPANIES

         As of April 30, 2002, no Disinterested Trustee or any of his immediate family members owned beneficially or of record securities of the Trust's investment advisor, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

                           TRUSTEE COMPENSATION TABLE

         The following table sets forth information describing the compensation of each Trustee of the Fund for his or her services as Trustee for the fiscal year ended April 30, 2002.

                                                        PENSION OR
                                                        RETIREMENT          ESTIMATED
                                    AGGREGATE        BENEFITS ACCRUED   ANNUAL RETIREMENT   TOTAL COMPENSATION
                               COMPENSATION FROM       FROM THE FUND     FROM  THE FUND      FROM THE FUND
     NAME OF TRUSTEE                THE FUND            COMPLEX(1)          COMPLEX(1)         COMPLEX(1)
     ---------------               ----------           ---------           ----------         ----------
Cowie, Jr., William H.             $28,125                   --                   --           $28,125
Downes, David D.                   $22,500                   --                   --           $22,500
Garland, Sir Victor                $22,500                   --                   --           $22,500
Gold, Rick A.(2)                   $0                        --                   --           $0
Kerr, Charlotte R.                 $22,500                   --                   --           $22,500
Schweizer, Thomas(3)               $15,000                   --                   --           $15,000
Seidel, Richard B.                 $22,500                   --                   --           $22,500

-------------------

(1) The Fund's Trustees did not receive any pension or retirement benefits from the Fund as compensation for the services as Trustees. The Board of Trustees has adopted a retirement policy, which calls for the retirement of Trustees when they reach the age of 75. The Fund is the sole investment company in the fund complex.
(2) Interested persons of the Fund do not receive any compensation from the Fund for their services as Trustees.
(3)  Mr. Schweizer retired from the Board of Trustees in December 2001.


                               INVESTMENT ADVISOR

         The investment advisor of the Fund is Allied Investment Advisors, Inc. ("AIA" or the "Advisor"). AIA provides the Strategy Portfolios with day-to-day management services and makes asset allocation and investment decisions on the Portfolios' behalf in accordance with each Portfolio's investment policies. AIA also provides the Underlying Portfolios with day-to-day management services and supervises AIB Investment Managers, Limited. ("AIBIM or the Sub-advisor"), which serves as the Sub-advisor to the International Equity Portfolio .

         Class A Shares are available for purchase through Allfirst Brokerage Corporation ("Allfirst Brokerage") and other registered broker dealers. Allfirst Trust Company, N.A. ("Allfirst Trust") provides custodial and administrative services to the Fund. AIA, Allfirst Trust and Allfirst Brokerage are wholly-owned subsidiaries of Allfirst Bank, a Maryland-chartered Federal Reserve member bank based in Baltimore, Maryland. Allfirst Bank is a wholly-owned subsidiary of Allfirst Financial Inc., which is owned by Allied Irish Banks, p.l.c. ("AIB"), an international financial services organization based in Dublin, Ireland. AIBIM is an indirect, wholly-owned subsidiary of AIB. AIBIM is based in Dublin, Ireland and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 ("Advisers Act").

         Pursuant to an investment advisory agreement with the Fund, AIA furnishes, at its own expense, all services, facilities and personnel necessary to manage each applicable Portfolio's investments and effect portfolio transactions on its behalf.

         The advisory contract has been approved by the Board of Trustees and will continue in effect with respect to a Portfolio only if such continuance is specifically approved at least annually by the Board or by vote of the shareholders of the Portfolio, and in either case by a majority of the Trustees who are not parties to the advisory contract or interested persons of any such party, at a meeting called for the purpose of voting on the advisory contract. The advisory contract is terminable with respect to a Portfolio without penalty on 60 days' written notice when authorized either by vote of the shareholders of the Portfolio or by a vote of a majority of the Trustees, or by AIA on 60 days' written notice, and will automatically terminate in the event of its assignment.

         The advisory contract provides that, with respect to each Portfolio, neither AIA nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to a Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance by AIA of its duties or by reason of reckless disregard of its obligations and duties under the advisory contract. The advisory contract provides that AIA may render services to others.

         In approving the investment advisory agreement with respect to each Strategy Portfolios, the Board, including the Disinterested Trustees, carefully considered various matters including (1) the nature, quality and extent of services furnished by the Advisor to the Portfolio; (2) compensation and profitability for providing such services including the fee structures of the Underlying Portfolios and the Strategy Portfolios and the existence of any fee waivers or anticipated fee waivers; (3) comparative information on fees and expenses of similar "fund of funds" mutual funds; (4) the direct and indirect costs that may be incurred by the Advisor and its affiliates in performing services for the Portfolio and the method used in determining and allocating these costs; (5) possible economies of scale arising from the Portfolio's size and/or anticipated growth; and (6) other possible benefits to the Advisor and its affiliates arising from its relationships with the Portfolio.

         After requesting and reviewing such information, as they deemed necessary, the Board concluded that the investment advisory agreement was in the best interests of the Fund and its shareholders. The agreement was approved by the Board of Trustees with respect to the Strategy Portfolios in the foregoing manner on September __, 2002.



         Under the advisory agreement AIA is entitled to receive [___]% of the annual average daily net assets of each Strategy Portfolio. AIA has agreed to waive its advisory fees for each Strategy Portfolio until December 31, 2003.
Shareholders   of  each  Strategy   Portfolio  also  will
indirectly bear the Portfolio's pro rata share of investment advisory fees, as well as other operating fees and expenses incurred by the Underlying Portfolios in which it invests.

         In addition to receiving its advisory fee, AIA also acts and is compensated as investment manager for clients with respect to assets which are invested in a Portfolio. In some instances AIA may elect to credit against any investment management fee received from a client who is also a shareholder in a Portfolio an amount equal to all or a portion of the fee received by AIA or its affiliates, from a Portfolio with respect to the client's assets invested in the Portfolio.

         Each Portfolio has, under the advisory contract, confirmed its obligation to pay all expenses, including interest charges, taxes, brokerage fees and commissions; certain insurance premiums; fees, interest charges and expenses of the custodian, transfer agent and dividend disbursing agent; telecommunications expenses; auditing, legal and compliance expenses; organization costs and costs of maintaining existence; costs of preparing and printing the Portfolios' prospectuses, statements of additional information and shareholder reports and delivering them to existing and prospective shareholders; costs of maintaining books of original entry for portfolio accounting and other required books and accounts of calculating the NAV of shares of the Portfolios; costs of reproduction, stationery and supplies; compensation of Trustees and officers of the Fund and costs of other personnel performing services for the Fund who are not officers of Allfirst Trust, Forum Administrative Services, LLC or Distributor, or their respective affiliates; costs of shareholder meetings; SEC registration fees and related expenses; state securities laws registration fees and related expenses; fees payable under the advisory contracts and under the administration agreement, and all other fees and expenses paid by the Portfolios.

         Because AIA is also the investment advisor to the Underlying Portfolios, it receives a management fee from each Underlying Portfolio in accordance with the investment advisory agreement with the Underlying Portfolios. AIBIM receives a management fee in accordance with its sub-advisory agreement with AIA. The management fees and total operating expenses of the Underlying Portfolios during their most recent fiscal year are as follows:

                                     Management Fees    Total Operating Expenses
   MONEY MARKET PORTFOLIO                0.12%
   SHORT-TERM BOND PORTFOLIO             0.69%
   INCOME PORTFOLIO                      0.53%
   VALUE EQUITY PORTFOLIO                0.87%
   EQUITY INDEX PORTFOLIO                0.05%
   CAPITAL GROWTH PORTFOLIO              0.65%
   MID-CAP EQUITY PORTFOLIO              0.73%
   SMALL-CAP EQUITY PORTFOLIO            0.79%
   INTERNATIONAL EQUITY PORTFOLIO        0.68%

                               FUND ADMINISTRATION


ADMINISTRATOR AND SUB-ADMINISTRATOR


         Allfirst Trust serves as the Fund's administrator (the "Administrator") pursuant to an administration agreement with the Fund. Under the agreement, the Administrator is responsible for providing administrative services to the Fund, which include general assistance in the overall management of the Fund and providing the Fund with office facilities and persons satisfactory to the Board of Trustees to serve as officers of the Fund. The Administrator has subcontracted the services to be provided by it under the agreement to Forum Administrative Services, LLC (the "Sub-administrator").

         The Administrator receives an administration fee from the Fund at the annual rate of $______ per Strategy Portfolio plus ___% of the annual average daily net assets of the Portfolios. The Administrator pays a fee of $______ per Strategy Portfolio plus ___% of the annual average daily net assets of the Portfolios to the Sub-administrator. Shareholders of the Strategy Portfolios also will indirectly bear the portfolio's pro rata share of administration fees incurred by the Underlying Portfolios.



         Under its agreement with the Fund, the Administrator is not liable for any act or omission in the performance of its duties, but is not protected from any liability by reason of willful misfeasance, bad faith or gross negligence, in the performance of its duties, or by reason of reckless disregard of its duties and obligations under the agreement. By subcontracting services to the Sub-administrator, the Administrator is not relieved of its obligations under the agreement with the Fund, and the Administrator is responsible to the Fund for all acts of the Sub-administrator as if they were its own.

FUND ACCOUNTANT

         Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Strategy Portfolios pursuant to a fund accounting agreement with the Fund. These services include calculating the NAV per share of the Fund and preparing the Fund's financial statements and tax returns. For its services, FAcS receives a fee from the Fund at an annual rate of $______ per Strategy Portfolio plus ___% of the annual average daily net assets of the Portfolios. Shareholders of the Strategy Portfolios also will indirectly bear the portfolio's pro rata share of fund accounting fees incurred by the Underlying Portfolios.

         FAcS's agreement is terminable without penalty by the Board of Trustees or by FAcS on 60 days' written notice. Under the agreement, FAcS is not liable for any act or omission in the performance of its duties for the Fund. The agreement does not protect FAcS from any liability by reason of willful misconduct, bad faith or gross negligence in the performance of its obligations and duties under the agreement.


                            DISTRIBUTION ARRANGEMENTS

DISTRIBUTOR

          ARK Funds Distributors, LLC serves as the distributor (the "Distributor") of the Fund. The Distributor, the Sub-administrator and FAcS are each controlled indirectly by Forum Financial Group, LLC. John Y. Keffer controls Forum Financial Group, LLC.


                                 TRANSFER AGENT

         The Fund has a transfer agency and services agreement with Allfirst Trust. Allfirst Trust has subcontracted transfer agency services to Boston Financial Data Service, Inc. ("Boston Financial"). Boston Financial maintains an account for each shareholder, provides tax reporting for each Portfolio, performs other transfer agency functions and acts as dividend disbursing agent for each Portfolio.

         For the services provided under the agreement, the Fund pays an annual fee of up to $___ per Strategy Portfolio account and activity based fees ranging from $___ to $___ per item and reimbursements for out-of-pocket expenses. Allfirst Trust pays the transfer agency fees and expense reimbursements that it receives from the Fund to Boston Financial.



                                    CUSTODIAN


         Allfirst Trust, 25 South Charles Street, Baltimore, Maryland 21201, serves as custodian for the Portfolios. Under the custody agreement with the Fund, Allfirst Trust holds the

Portfolios' securities in safekeeping and keeps all necessary records and documents relating to its duties. For the services provided to the Fund pursuant to the custody agreement, the Fund pays Allfirst Trust a monthly fee at the annual rate of ____% of the average daily net assets of the Strategy Portfolios. Allfirst Trust also charges the Strategy Portfolios transaction handling fees ranging from $___ to $___ per transaction and receives reimbursement for out-of-pocket expenses. Foreign securities purchased by the Portfolios are held by foreign banks participating in a network coordinated by Deutsche Bank, which serves as sub-custodian for the Portfolios holding foreign securities. All expenses incurred through this network are paid by the Portfolios holding foreign securities.


                                 CODE OF ETHICS


         The Board of Trustees of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Code of Ethics applies to the personal investing activities of all Trustees and officers of the Fund, as well as to designated officers, directors and employees of AIA and the Distributor. As described below, the Code of Ethics imposes significant restrictions of AIA's investment personnel, including the portfolio managers and employees who execute or help execute a portfolio manager's decisions or who obtain contemporaneous information regarding the purchase or sale of a security by the Portfolios.

         The Code of Ethics requires that covered employees of AIA and Trustees who are "interested persons" pre-clear personal securities investments (with certain exceptions, such as non-volitional purchases, purchases that are part of an automatic dividend reinvestment plan or purchases of securities that are not eligible for purchase by the Portfolios). The pre-clearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to investment personnel include a ban on acquiring any securities in an initial public offering, a prohibition from profiting on short-term trading in securities and pre-clearance of the acquisition of securities in private placements. Furthermore, the Code of Ethics provides for trading "blackout periods" that prohibit trading by investment personnel and certain other employees within periods of trading by the Portfolios in the same security. Officers, directors and employees of AIA and the Distributor may comply with codes instituted by those entities so long as they contain similar requirements and restrictions.


                             DESCRIPTION OF THE FUND


TRUST ORGANIZATION

         The Portfolios are series of ARK Funds, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated October 22, 1992, as amended. Currently, the Fund is comprised of the following thirty-three Portfolios: U.S.

Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Money Market Portfolio, Tax-Free Money Market Portfolio, Pennsylvania Tax-Free Money Market Portfolio, U.S. Treasury Cash Management Portfolio, U.S. Government Cash Management Portfolio, Prime Cash Management Portfolio, Tax-Free Cash Management Portfolio, Short-Term Treasury Portfolio, Short-Term Bond Portfolio, Maryland Tax-Free Portfolio, Pennsylvania Tax-Free Portfolio, Intermediate Fixed Income Portfolio, U.S. Government Bond Portfolio, Income Portfolio, Balanced Portfolio, Equity Income Portfolio, Value Equity Portfolio, Equity Index Portfolio, Blue Chip Equity Portfolio, Capital Growth Portfolio, Mid-Cap Equity Portfolio, Small-Cap Equity Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Social Issues Intermediate Fixed Income Portfolio, Social Issues Blue Chip Equity Portfolio, Social Issues Capital Growth Portfolio, Social Issues Small-Cap Equity Portfolio, Conservative Strategy Portfolio, Moderate Strategy Portfolio, and Aggressive Strategy Portfolio. The Declaration of Trust permits the Board to create additional series and classes of shares.

         A share of each class of a Portfolio represents an interest in the Portfolio's investment portfolio and has similar rights, privileges and preferences. Each class may differ with respect to distribution and/or service fees, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any.

         In the event that an affiliate of AIB ceases to be the investment advisor to the Portfolios, the right of the Fund and Portfolio to use the identifying name "ARK" may be withdrawn.

         The assets of the Fund received for the issue or sale of shares of a Portfolio and all income, earnings, profits and proceeds thereof are allocated to the Portfolio and constitute the underlying assets thereof. The underlying assets of a Portfolio are segregated on the books of account and are charged with the liabilities with respect to the Portfolio and with a share of the general expenses of the Fund. General expenses of the Fund are allocated in proportion to the asset value of the respective Portfolios, except where allocations of direct expense can otherwise fairly be made. The officers of the Fund, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given Portfolio, or which are general or allocable to all of the Portfolios. In the event of the dissolution or liquidation of the Fund, shareholders of a Portfolio are entitled to receive as a class the underlying assets of the Portfolio available for distribution.


SHAREHOLDER AND TRUSTEE LIABILITY

         The Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable for the obligations of the Fund. The Declaration of Trust provides that the Fund shall not have any claim against shareholders, except for the payment of the purchase price of shares, and requires that each agreement, obligation or instrument entered into or executed by the Fund or the Trustees shall include a provision limiting the obligations created thereby to the Fund and its assets. The Declaration of Trust provides for indemnification out of a Portfolio's property of any shareholders of the Portfolio held personally liable for the obligations of the Portfolio. The Declaration of Trust also provides that a Portfolio shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Portfolio and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss because of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. In view of the above, the risk of personal liability to shareholders is remote.

         The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.


SHARES

         Shares of a Portfolio of any class are fully paid and non-assessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders may, as set forth in the Declaration of Trust, call meetings for any purpose related to the Fund, a Portfolio or a class, respectively, including in the case of a meeting of the entire Fund, the purpose of voting on removal of one or more Trustees. The Fund or any Portfolio may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the Fund or the Portfolio. If not so terminated, the Fund and the Portfolios will continue indefinitely.

VOTING RIGHTS


Shareholders of a Portfolio are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative. The shares of a Portfolio will be voted together, except that only shareholders of a particular class of the Portfolio may vote on matters affecting only that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. The shares of each series of the Fund will be voted separately, except when an aggregate vote of all the series is required by law.


                              INDEPENDENT AUDITORS

         ____________________,  located at ________________________________,  is the ARK Funds' independent auditors, providing audit services and consultation in connection with the review of various SEC filings.

                                   APPENDIX A


DESCRIPTION OF SELECTED INDICES

Standard & Poor's 500 Index is an unmanaged index of common stock prices and includes reinvestment of dividends.

S&P 500/BARRA Value Index is a widely recognized index of the stocks in the S&P 500 Index that have lower price-to-book ratios.

Standard & Poor's MidCap 400 Index is an unmanaged index of common stock prices and includes reinvestment of dividends.

Russell 2000 Index is an unmanaged index of small-capitalization stocks that includes reinvestment of dividends.

Russell 2000 Growth Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of U.S. companies with high growth rates and price-to-book ratios.

Morgan Stanley Capital International Europe, Australia, Far East Index is an unmanaged index of over 1,000 foreign securities in Europe, Australia and the Far East, and includes reinvestment of dividends.

Morgan Stanley Capital International Emerging Markets Index is an unmanaged index that represents the general performance of equity markets in emerging markets.

Morgan Stanley Capital International Europe Australia Far East and Emerging Markets Index is an unmanaged index that represents the general performance of the international equity markets including emerging markets.

Lehman Brothers Aggregate Bond Index, an unmanaged index, is a broad measure of bond performance and includes reinvestment of interest. It is comprised of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Yankee Bond Index.

Lehman Brothers Intermediate Government Bond Index is an index comprised of all public obligations of the U.S. Treasury, U.S. government agencies, quasi-federal corporations, and of corporate debt guaranteed by the U.S. government. The index excludes flower bonds, foreign targeted issues, and mortgage-backed securities.

Lehman Brothers U.S. Credit Index is an index comprised of all public, fixed-rate, non-convertible investment-grade domestic corporate debt. Issues included in this index are rated at least Baa3 by Moody's or BBB- by S&P or, in the case of unrated bonds, BBB by Fitch Investors Service. Collateralized mortgage obligations are not included in the Corporate Bond Index.

Lehman Brothers Intermediate Government Bond Index and the Lehman Brothers U.S. Credit Index combine to form the Lehman Intermediate Government/Credit Index.

Lehman Brothers Intermediate Corporate Bond Index is an index comprised of all public, fixed-rate, non-convertible investment-grade domestic corporate debt. Issues included in this index have remaining maturities of one to ten years and are rated at least Baa3 by Moody's or BBB- by S&P, or, in the case of unrated bonds, BBB- by Fitch Investors Service.

Lehman Brothers Long-Term Corporate Bond Index is an index comprised of all public, fixed-rate, non-convertible investment-grade domestic corporate debt. Issues included in this index have remaining maturities greater than ten years and are rated at least Baa3 by Moody's or BBB- by S&P, or, in the case of unrated bonds, BBB- by Fitch Investors Service.

Lehman Brothers Municipal Bond Index is a widely recognized index of long-term investment-grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds.


DESCRIPTION OF MOODY'S RATINGS OF STATE AND MUNICIPAL NOTES

Moody's ratings for state and municipal and other short-term obligations are designated Moody's Investment Grade ("MIG," or "VMIG" for variable rate obligations). This distinction is in recognition of the difference between short-term credit risk and long-term credit risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. Symbols used will be as follows:

MIG-1/VMIG-1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2 - This designation denotes strong credit quality. Margins of protection are ample, although not so large as in the preceding group.

MIG-3/VMIG-3 - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.


DESCRIPTION OF S&P'S RATINGS OF STATE AND MUNICIPAL NOTES

SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2  -  Satisfactory  capacity  to  pay  principal  and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 -- Speculative capacity to pay principal and interest.


DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long- term risks appear somewhat larger than Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of that generic rating category.


DESCRIPTION OF S&P'S MUNICIPAL BOND RATINGS

AAA - An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its commitment on the obligation is extremely strong.

AA - An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its commitment on the obligation is very strong.

A - An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment is still strong.

BBB - An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C - Obligations rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB - An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B - An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated `CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated `CC' is currently highly vulnerable to nonpayment.

C - The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D - An obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)

The ratings from AA to CCC may be modified by the addition of a plus or minus to show relative standing within the major rating categories.


DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                  - Leading market positions in well-established industries.

                  - High rates of return on funds employed.

                  - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                  - Broad  margins  in  earnings  coverage  of  fixed  financial charges and high internal cash generation.

                  - Well established  access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

DESCRIPTION OF S&P'S COMMERCIAL PAPER RATINGS

A-1 - A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 - A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B - A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C - A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D - A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

Aaa - Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


DESCRIPTION OF S&P'S CORPORATE BOND RATINGS

AAA - An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA - An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB - An obligation rated BB is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B - An obligation rated B is more vulnerable to non-payment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness meet its financial commitment on the obligation.

CCC - An obligation rated CCC is currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated CC is currently highly vulnerable to non-payment.

C - A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D - An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                   APPENDIX B

                                 2002 TAX RATES


         The following tables show the effect of a shareholder's tax status on effective yield under the Federal and applicable state and local income tax laws for 2002. The second table shows the approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of hypothetical tax-exempt obligations yielding from 3% to 7%. Of course, no assurance can be given that a Portfolio will achieve any specific tax-exempt yield. While the Portfolios invest principally in obligations whose interest is exempt from Federal income tax other income received by a Portfolio may be taxable.

         Use the first table to find your approximate effective tax bracket taking into account Federal and state taxes for 2002.


                                                             FEDERAL
                                                             INCOME
    SINGLE         RETURN         JOINT        RETURN          TAX
    TAXABLE        INCOME*       TAXABLE       INCOME*      BRACKET**





* Net amount subject to Federal income tax after deductions and exemptions. Assumes ordinary income only.

** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.

Figures are tax-effected to reflect the federal tax benefit for persons who itemized deductions.

A Portfolio may invest a portion of its assets in obligations that are subject to Federal, state, or county income taxes. When the Portfolio invests in these obligations, its tax-equivalent yield will be lower. In the table above, tax-equivalent yields are calculated assuming investments are 100% Federal and state tax free.

Yield information may be useful in reviewing a Portfolio's performance and in providing a basis for comparison with other investment alternatives. However, each Portfolio's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of the respective investment companies that they have chosen to consider.

Investors should recognize that in periods of declining interest rates a Portfolio's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a Portfolio's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Portfolio from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Portfolio's holdings, thereby reducing the Portfolio's current yield. In periods of rising interest rates, the opposite can be expected to occur.

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)(1) Declaration of Trust dated October 22, 1992 is incorporated by reference to Exhibit 1 to the Registration Statement.

   (2) Amended and Restated Declaration of Trust dated March 19, 1993 is incorporated by reference to Exhibit 1(b) to Pre-Effective Amendment No. 2.

   (3)    Supplement   dated  March  23,  1993  to  the  Amended  and   Restated
          Declaration of Trust dated March 19, 1993 is incorporated by reference to Exhibit 1(c) to Pre-Effective Amendment No. 2.

   (4) Amendment dated December 10, 1999, to the Amended and Restated Declaration of Trust dated March 19, 1993 is incorporated herein by reference to Exhibit (a)(4) to Post-Effective Amendment No. 31.

(b) By-laws of the Registrant are incorporated by reference to Exhibit 1(d) to Pre-Effective Amendment No. 2.

(c)       Not applicable.


(d)(1) Investment Advisory Agreement dated February 12, 1998, between the Registrant and Allied Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(1) in post-effective amendment No. 31 via EDGAR on February 2, 2001, accession number 0000935069-01-000059).

   (2) Investment Subadvisory Agreement dated June 30, 2000, between the Registrant, Allied Investment Advisors, Inc. and AIB Govett, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(2) in post-effective amendment No. 31 via EDGAR on February 2, 2001, accession number 0000935069-01-000059).

(e)(1) Distribution Agreement dated January 1, 2002, between the Registrant and ARK Funds Distributors, LLC (Exhibit incorporated by reference as filed as Exhibit (e)(1) in post-effective amendment No. 35 via EDGAR on August 2, 2002, accession number 0001004402-02-000321).

   (2) Administration Agreement dated January 1, 2002, between the Registrant and Allfirst Trust Company, N.A. (Exhibit incorporated by reference as filed as Exhibit (e)(2) in post-effective amendment No. 35 via EDGAR on August 2, 2002, accession number 0001004402-02-000321).


(f)       Not applicable.


(g)(1) Custody Agreement dated April 1, 1997, between the Registrant and Allfirst Trust Company, N.A. (Exhibit incorporated by reference as filed as Exhibit 8(a) in post-effective amendment No. 17 via EDGAR on February 6, 1998, accession number 0000950133-98-000285).

   (2) Subcustody Agreement dated November 9, 1995, between First National Bank of Maryland and Bankers Trust Company (Exhibit incorporated by reference as filed as Exhibit 8(b) in post-effective amendment No. 6 via EDGAR on December 12, 1995, accession number 0000933259-95-000036).

(h)(1) Transfer Agency and Service Agreement dated January 1, 2002, between the Registrant and Allfirst Trust Company, N.A. (Exhibit incorporated by reference as filed as Exhibit (h)(1) in post-effective amendment No. 35 via EDGAR on August 2, 2002, accession number 0001004402-02-000321).

   (2) Fund Accounting Agreement dated January 1, 2002 between the Registrant and Forum Accounting Services, LLC (Exhibit incorporated by reference as filed as Exhibit (h)(2) in post-effective amendment No. 35 via EDGAR on August 2, 2002, accession number 0001004402-02-000321).

   (3) Sub-Administration Agreement dated January 1, 2002, between Allfirst Trust Company N.A. and Forum administrative Services, LLC (Exhibit incorporated by reference as filed as Exhibit (h)(3) in post-effective amendment No. 35 via EDGAR on August 2, 2002, accession number 0001004402-02-000321).

   (4) Sub-Transfer Agency and Service Agreement dated January 1, 2002 between Allfirst Trust Company, N.A. and Boston Financial Data Services, Inc. (Exhibit incorporated by reference as filed as Exhibit
          (h)(4) in post-effective amendment No. 35 via EDGAR on August 2, 2002, accession number 0001004402-02-000321).


(i) Opinion and consent of legal counsel to be filed by subsequent amendment.

(j)       Not applicable.

(k)       Not applicable.

(l)       Not applicable.


(m)(1) Distribution and Shareholder Services Plan dated December 20, 1993, as amended and restated March 20, 1998 relating to Retail Class A Shares (Exhibit incorporated by reference as filed as Exhibit (m)(1) in post-effective amendment No. 21 via EDGAR on June 29, 1999, accession number 0001047469-99-025755).

   (2) Distribution and Shareholder Services Plan dated December 12, 1997, amended December 8, 2000 relating to Retail Class B Shares (Exhibit incorporated by reference as filed as Exhibit (m)(2) in post-effective amendment No. 31 via EDGAR on February 2, 2001, accession number 0000935069-01-000059).

   (3) Shareholder Services Plan dated November 7, 1997 relating to Institutional Class Shares (Exhibit incorporated by reference as filed as Exhibit (m)(2) in post-effective amendment No. 21 via EDGAR on June 29, 1999, accession number 0001047469-99-025755).

(n) Rule 18f-3 Plan dated June 22, 1995, as amended and restated December 10, 1999 (Exhibit incorporated by reference as filed as Exhibit (n) in post-effective amendment No. 31 via EDGAR on February 2, 2001, accession number 0000935069-01-000059).


(o)       Reserved.


(p)(1) Fund Code of Ethics (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-effective amendment No. 25 via EDGAR on April 13, 2000, accession number 0000950169-00-000340).

   (2) SEI Investments Code of Ethics and Insider Trading (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective amendment No. 25 via EDGAR on April 13, 2000, accession number 0000950169-00-000340).

Other Exhibits:

(A) Powers of Attorney for William H. Cowie, Jr., Trustee; David D. Downes, Trustee; Sir Victor Garland, Trustee; Charlotte R. Kerr, Trustee; Richard B. Seidel, Trustee (filed herewith).


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None.

ITEM 25.  INDEMNIFICATION

     Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present trustee or officer. It states that the Registrant shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action, suit or proceeding in which he is involved by virtue of his service as a trustee, an officer, or both. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification will not be provided in certain circumstances, however. These include instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the
     Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Allied Investment Advisors, Inc. ("AIA") serves as investment adviser to all Portfolios of the Registrant. A description of the directors and officers of AIA and other required information is included in the Form ADV and schedules thereto of AIA, as amended, on file with the Securities and Exchange Commission (File No. 801-50883) and is incorporated herein by reference.

     AIB Govett, Inc. ("AIB Govett") serves as investment subadviser to the International Equity Portfolio and Emerging Markets Equity Portfolio. A description of the directors and officers of AIB Govett, and other required information, is included in AIB Govett's Form ADV and schedules thereto, as amended, which is on file at the SEC (File No. 801-54821). AIB Govett's Form ADV, as amended, is incorporated herein by reference.

ITEM 27.  PRINCIPAL UNDERWRITERS

(a) ARK Funds Distributors, LLC acts as distributor for the Registrant. The Distributor does not act as distributor for any other registered Investment Company or provide underwriting or other financial services to any other entity.

(b) Directors, officers and partners of ARK Funds Distributors, LLC are as follows:

     Name                                       Position with Underwriter
     ...................................... ...................................
     John Y. Keffer                         Director
     ...................................... ...................................
     Charles F. Johnson                     Treasurer
     ...................................... ...................................
     David I. Goldstein                     Secretary
     ...................................... ...................................
     Frederick Skillin                      Assistant Treasurer
     ...................................... ...................................
     Dana A. Lukens                         Assistant Secretary
     ...................................... ...................................
     Benjamin L. Niles                      Vice President
     ...................................... ...................................
     Nanette K. Chern                       Chief Compliance Officer

(c)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     The Registrant maintains the records required by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 inclusive thereunder at its principal office located at 25 South Charles Street, Baltimore, MD 21201. Certain records, including records relating to the Registrant's shareholders, may be maintained pursuant to Rule 31a-3 at the offices of the Registrant's investment adviser, Allied Investment Advisors, Inc., located at 100 E. Pratt Street, Baltimore, MD 21202; its sub-adviser, AIB Govett, Inc., located at 250 Montgomery Street, Suite 1200, San Francisco, CA 94104; and its transfer agent, Allfirst Trust Company, N.A., located at 25 South Charles Street, Baltimore, MD 21201. Certain records relating to the physical possession of the Registrant's securities may be maintained at the offices of the Registrant's custodian, Allfirst Trust Company, N.A., located at 25 S. Charles Street, Baltimore, MD 21201.

ITEM 29.  MANAGEMENT SERVICES

(a)  Not applicable.

ITEM 30.  UNDERTAKINGS

(a)  Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, and State of Maryland on August 16, 2002.


                                        ARK FUNDS

                                        By: /S/ RICK A. GOLD
                                            ------------------------------------
                                        Rick A. Gold
                                        President


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the City of Baltimore, State of Maryland, in the City of Portland, State of Maine, and in the District of Columbia on August 16, 2002


(a)  Principal Executive Officer

     /S/ RICK A. GOLD
     --------------------------------------------
     Rick A. Gold, President

(b)  Principal Financial Officer

     /S/ STACY A. HONG
     -------------------------------------------
     Stacy A. Hong, Treasurer

(c)  Trustees

     *William H. Cowie, Trustee
     *David D. Downes, Trustee
     *Victor Garland, Trustee
     *Charlotte R. Kerr, Trustee
     *Richard B. Seidel, Trustee

     By: /S/ ALAN C. PORTER
         ----------------------------------------
     Alan C. Porter, Attorney in fact*


     * Pursuant to powers of attorney, filed as Other Exhibits to this Registration Statement, authorizing Alan C. Porter to execute amendments to this Registration Statement for each trustee of the Registrant on whose behalf this amendment to the Registration Statement is filed.

                                INDEX TO EXHIBITS

(A) Powers of Attorney for William H. Cowie, Jr., Trustee; David D. Downes, Trustee; Sir Victor Garland, Trustee; Charlotte R. Kerr, Trustee; Richard B. Seidel, Trustee (filed herewith).